UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-06578

The Glenmede Portfolios

(Exact Name of Registrant as Specified in Charter)

200 Clarendon Street

Boston, Massachusetts  02116

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA  19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

1-800-442-8299

Date of Fiscal Year End: October 31, 2006

Date of Reporting Period: April 30, 2006

Item 1. Reports to Stockholders.

      (Semi-Annual Report for the period November 1, 2005 through April 30, 2006 is filed herewith)

GLENMEDE

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

SEMI-ANNUAL REPORT
APRIL 30, 2006

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio*	Expenses Paid During Period** (November 1, 2005 to April 30, 2006)
Government Cash Portfolio
Actual	$1,000.00	$1,020.80	0.19%	$0.96
Hypothetical (5% return less expenses)	1,000.00	1,023.90	0.19	0.96
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,014.00	0.19	0.96
Hypothetical (5% return less expenses)	1,000.00	1,023.90	0.19	0.96

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio*	Expenses Paid During Period** (November 1, 2005 to April 30, 2006)
Core Fixed Income Portfolio
Actual	$1,000.00	$1,000.40	0.55%	$2.74
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.55	2.76
Strategic Equity Portfolio
Actual	1,000.00	1,103.30	0.86	4.49
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,175.30	0.91	4.91
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.91	4.57
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,177.10	0.71	3.83
Hypothetical (5% return less expenses)	1,000.00	1,021.27	0.71	3.56
Large Cap Value Portfolio
Actual	1,000.00	1,103.60	0.92	4.80
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.92	4.62
International Portfolio***
Actual	1,000.00	1,263.70	0.86	4.83
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Philadelphia International Fund
Actual	1,000.00	1,259.50	0.85	4.77
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,218.70	0.93	5.12
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.93	4.67
Large Cap 100 Portfolio
Actual	1,000.00	1,125.70	0.86	4.54
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Large Cap Growth Portfolio
Actual	1,000.00	1,125.80	0.89	4.70
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.89	4.46

  *  Expense ratios for the period may differ from expense ratios based on one-year data in the Financial Highlights.

  **  Expenses are calculated using the Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

  ***  Since the expiration of the Advisor's voluntary fee waiver on January 1, 2006, the International Portfolio has paid investment advisory fees at the annual rate of 0.75%. If this fee had

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

been paid throughout the period from November 1, 2005 to April 30, 2006, the expense information for the Portfolio would have been as follows:

	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio*	Expenses Paid During Period** (November 1, 2005 to April 30, 2006)
International Portfolio
Actual	$1,000.00	$1,262.50	1.10%	$6.18
Hypothetical (5% return less expenses)	1,000.00	1,019.30	1.10	5.51

*  Expense ratios for the period may differ from expense ratios based on one-year data in the Financial Highlights.

**  Expenses are calculated using the Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio*	Expenses Paid During Period** (November 1, 2005 to April 30, 2006)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,009.10	0.29%	$1.45
Hypothetical (5% return less expenses)	1,000.00	1,023.40	0.29	1.46

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

	Beginning Account Value (November 1, 2005)	Ending Account Value (April 30, 2006)	Annualized Expense Ratio*	Expenses Paid During Period** (November 1, 2005 to April 30, 2006)
New Jersey Muni Portfolio
Actual	1,000.00	1,007.40	0.31	1.55
Hypothetical (5% return less expenses)	1,000.00	1,023.26	0.31	1.56

*  Expense ratios for the period may differ from expense ratios based on one-year data in the Financial Highlights.

**  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2006 — (Unaudited)

	Government Cash Portfolio	Tax-Exempt Cash Portfolio	Core Fixed Income Portfolio
Assets:
Investments:[1]
Investments at value[2]	$315,987,966	$540,306,085	$208,251,045
Repurchase agreements at value	357,690,756	—	37,982,439
Total investments	673,678,722	540,306,085	246,233,484
Cash	5,789,000	18,061	—
Receivable for securities sold	—	—	288
Receivable for fund shares sold	16,112	—	65,139
Interest receivable	886,578	2,970,464	1,702,650
Prepaid expenses	15,393	14,494	6,169
Total assets	680,385,805	543,309,104	248,007,730
Liabilities:
Dividends payable	2,529,824	1,407,499	—
Payable for fund shares redeemed	—	—	47,533
Payable for securities purchased	—	—	34,128,992
Obligation to return securities lending collateral	—	—	20,246,250
Payable for Directors' fees	1,318	142	163
Accrued expenses	160,054	138,699	99,963
Total liabilities	2,691,196	1,546,340	54,522,901
Net Assets	$677,694,609	$541,762,764	$193,484,829
Net Assets consist of:
Par value ($0.001 of shares outstanding)	677,626	541,973	18,566
Paid-in capital in excess of par value	676,948,062	541,356,606	199,254,706
Undistributed net investment income	73,094	(265)	718,931
Accumulated net realized gain (loss) from investment transactions	(4,173)	(135,550)	(3,953,136)
Net unrealized appreciation (depreciation) on investments	—	—	(2,554,238)
Total Net Assets	677,694,609	541,762,764	193,484,829
Shares Outstanding[3]	677,625,687	541,973,068	18,565,797
Net Asset Value Per Share	$1.00	$1.00	$10.42
[1] Investments at cost	$673,678,722	$540,306,085	$248,787,722
[2] Market value of securities on loan	$—	$—	$19,617,510
[3] Authorized shares	700,000,000	740,000,000	135,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2006 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Assets:
Investments:[1]
Investments at value[2]	$93,106,773	$328,855,978	$44,057,080
Repurchase agreements at value	1,094,339	12,213,698	2,020,389
Total investments	94,201,112	341,069,676	46,077,469
Receivable for securities sold	1,025,194	—	—
Receivable for fund shares sold	2,726	57,353	20,279
Dividends receivable	60,917	166,750	70,407
Interest receivable	9,400	47,400	2,200
Prepaid expenses	4,131	19,876	16,653
Total assets	95,303,480	341,361,055	46,187,008
Liabilities:
Payable for fund shares redeemed	135,000	268,197	9,000
Payable for securities purchased	—	—	215,866
Obligation to return securities lending collateral	9,994,304	67,767,234	3,817,755
Payable for Directors' fees	366	263	169
Accrued expenses	63,447	211,235	30,826
Total liabilities	10,193,117	68,246,929	4,073,616
Net Assets	$85,110,363	$273,114,126	$42,113,392
Net Assets consist of:
Par value ($0.001 of shares outstanding)	4,567	13,904	3,746
Paid-in capital in excess of par value	66,317,298	176,558,182	35,595,221
Undistributed net investment income	1,183	(102,071)	34,268
Accumulated net realized gain (loss) from investment transactions	3,262,004	26,680,816	1,258,007
Net unrealized appreciation/depreciation on investments	15,525,311	69,963,295	5,222,150
Total Net Assets	85,110,363	273,114,126	42,113,392
Shares Outstanding[3]	4,567,063	13,904,496	3,746,039
Net Asset Value Per Share	$18.64	$—	$11.24
Advisor Class — based on net assets of $273,112,799 and shares outstanding of 13,904,429 (175,000,000 authorized shares)	$—	$19.64	$—
Institutional Class — based on net assets of $1,327 and shares outstanding of 66.813 (75,000,000 authorized shares)	—	19.87	—
[1] Investments at cost	$78,675,801	$271,106,381	$40,855,319
[2] Market value of securities on loan	$9,523,374	$65,537,969	$3,695,488
[3] Authorized shares	125,000,000	250,000,000	75,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2006 — (Unaudited)

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Assets:
Investments:[1]
Investments at value[2]	$962,774,060	$841,668,233	$45,619,444
Repurchase agreements at value	4,338,520	15,108,313	505,508
Total investments	967,112,580	856,776,546	46,124,952
Foreign currency, at value (Note 1)[4]	98,808	204,736	—
Receivable for securities sold	4,774,998	3,589,662	—
Receivable for fund shares sold	68,879	2,839,034	27,675
Dividends receivable	4,630,455	4,054,737	4,376
Interest receivable	17,134	16,151	7,277
Foreign tax reclaims receivable	780,288	435,336	—
Prepaid expenses	22,637	21,272	4,218
Total assets	977,505,779	867,937,474	46,168,498
Liabilities:
Payable for fund shares redeemed	130,253	47,768	5,000
Payable for securities purchased	891,597	792,693	417,117
Obligation to return securities lending collateral	24,702,105	22,887,051	10,384,640
Payable for Directors' fees	246	1,101	72
Accrued expenses	859,160	600,992	27,102
Total liabilities	26,583,361	24,329,605	10,833,931
Net Assets	$950,922,418	$843,607,869	$35,334,567
Net Assets consist of:
Par value ($0.001 of shares outstanding)	42,876	38,384	4,659
Paid-in capital in excess of par value	565,580,348	587,552,422	31,428,791
Undistributed net investment income	4,727,415	3,819,576	12,699
Accumulated net realized gain (loss) from investment transactions	76,397,475	38,672,329	(2,661,161)
Net unrealized appreciation (depreciation) on investments	304,174,304	213,525,158	6,549,579
Total Net Assets	950,922,418	843,607,869	35,334,567
Shares Outstanding[3]	42,876,047	38,383,726	4,659,297
Net Asset Value Per Share	$22.18	$21.98	$7.58
[1] Investments at cost	$663,059,446	$643,355,447	$39,575,373
[2] Market value of securities on loan	$23,729,287	$21,990,861	$9,982,025
[3] Authorized shares	225,000,000	120,000,000	75,000,000
[4] The International Portfolio and Philadelphia International Fund had foreign currency cost of $98,305 and $203,705, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2006 — (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Assets:
Investments:[1]
Investments at value[2]	$99,712,286	$31,834,703
Repurchase agreements at value	1,624,206	427,980
Total investments	101,336,492	32,262,683
Receivable for fund shares sold	9,194	3,283
Dividends receivable	63,009	21,457
Interest receivable	8,609	152
Prepaid expenses	3,544	2,588
Total assets	101,420,848	32,290,163
Liabilities:
Payable for fund shares redeemed	40,000	5,000
Payable for securities purchased	1,337,055	—
Obligation to return securities lending collateral	16,640,030	—
Payable for Directors' fees	362	274
Accrued expenses	59,544	23,396
Total liabilities	18,076,991	28,670
Net Assets	$83,343,857	$32,261,493
Net Assets consist of:
Par value ($0.001 of shares outstanding)	6,594	2,575
Paid-in capital in excess of par value	73,058,605	28,688,352
Undistributed net investment income	337	(1,883)
Accumulated net realized gain (loss) from investment transactions	742,808	45,612
Net unrealized appreciation (depreciation) on investments	9,535,513	3,526,837
Total Net Assets	83,343,857	32,261,493
Shares Outstanding[3]	6,593,528	2,575,346
Net Asset Value Per Share	$12.64	$12.53
[1] Investments at cost	$91,800,979	$28,735,846
[2] Market value of securities on loan	$16,160,170	$—
[3] Authorized shares	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2006 — (Unaudited)

	Government Cash Portfolio	Tax-Exempt Cash Portfolio	Core Fixed Income Portfolio
Investment income:
Interest	$14,039,297	$8,239,361	$4,671,110
Income from security lending	—	—	13,638
Total investment income	14,039,297	8,239,361	4,684,748
Expenses:
Management fees	—	—	338,423
Administration, transfer agent and custody fees	178,500	162,511	60,194
Professional fees	57,280	53,019	17,282
Shareholder report expense	9,502	6,204	2,590
Shareholder servicing fees	321,788	274,620	96,730
Directors' fees and expenses	13,785	12,729	4,382
Registration and filing fees	1,587	1,438	1,934
Other expenses	26,838	24,069	8,138
Total expenses	609,280	534,590	529,673
Net investment income	13,430,017	7,704,771	4,155,075
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	—	—	(1,302,231)
Net change in unrealized gain (loss) of:
Investments	—	—	(2,781,551)
Net realized and unrealized gain (loss)	—	—	(4,083,782)
Net increase (decrease) in net assets resulting from operations	$13,430,017	$7,704,771	$71,293

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2006 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Investment income:
Dividends[1]	$588,310	$819,220	$382,857
Interest	26,015	143,108	33,392
Income from security lending	2,111	61,900	669
Total investment income	616,436	1,024,228	416,918
Expenses:
Management fees	228,671	705,943	94,177
Administration, transfer agent and custody fees	28,479	83,072	17,518
Professional fees	7,042	22,312	2,705
Shareholder report expense	971	3,400	399
Shareholder servicing fees (Advisor Class)	87,048	322,841	34,250
Directors' fees and expenses	1,809	5,750	672
Registration and filing fees	1,736	15,422	6,992
Other expenses	3,340	10,996	1,293
Total expenses	359,096	1,169,736	158,006
Net investment (loss) income	257,340	(145,508)	258,912
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,301,942	26,847,414	1,382,688
Net change in unrealized gain (loss) of:
Investments	4,586,390	15,135,794	1,667,191
Net realized and unrealized gain (loss)	7,888,332	41,983,208	3,049,879
Net increase (decrease) in net assets resulting from operations	$8,145,672	$41,837,700	$3,308,791

1  The Strategic Equity Portfolio had foreign dividend withholding taxes of $8,480.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2006 — (Unaudited)

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Investment income:
Dividends[1]	$9,756,307	$8,277,683	$35,895
Interest	204,148	435,431	78,642
Income from security lending	18,913	9,015	10,377
Total investment income	9,979,368	8,722,129	124,914
Expenses:
Management fees	3,274,157	2,718,178	66,297
Administration, transfer agent and custody fees	283,772	241,437	11,940
Professional fees	73,308	60,307	900
Shareholder report expense	11,493	9,209	260
Shareholder servicing fees	1,092,125	—	30,370
Directors' fees and expenses	20,441	15,397	437
Registration and filing fees	5,108	11,405	992
Other expenses	43,828	24,400	1,019
Total expenses	4,804,232	3,080,333	112,215
Less expenses waived	(1,053,157)	—	—
Total expenses	3,751,075	3,080,333	112,215
Net investment income	6,228,293	5,641,796	12,699
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	78,130,691	40,625,837	(387,031)
Foreign currency transactions	(684,975)	(463,898)	—
Net realized gain (loss)	77,445,716	40,161,939	(387,031)
Net change in unrealized gain (loss) of:
Investments	122,562,699	122,466,321	4,907,550
Foreign currency translation	183,184	153,266	—
Net change in unrealized gain (loss)	122,745,883	122,619,587	4,907,550
Net realized and unrealized gain	200,191,599	162,781,526	4,520,519
Net increase (decrease) in net assets resulting from operations	$206,419,892	$168,423,322	$4,533,218

1  The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $668,302 and $575,452, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2006 — (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Investment income:
Dividends	$578,490	$195,968
Interest	29,138	8,388
Income from security lending	4,603	—
Total investment income	612,231	204,356
Expenses:
Management fees	183,789	67,317
Administration, transfer agent & custody fees	23,088	10,369
Professional fees	5,676	1,926
Shareholder report expense	779	267
Shareholder servicing fees	66,832	24,479
Directors' fees and expenses	1,315	450
Registration and filing fees	3,124	3,124
Other expenses	2,301	1,116
Total expenses	286,904	109,048
Net investment income	325,327	95,308
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	749,078	131,843
Net change in unrealized gain (loss) of:
Investments	6,584,570	2,299,057
Net realized and unrealized gain (loss)	7,333,648	2,430,900
Net increase (decrease) in net assets resulting from operations	$7,658,975	$2,526,208

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2006 — (Unaudited)

	Government Cash Portfolio	Tax-Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$13,430,017	$7,704,771	$4,155,075
Net realized gain (loss) on:
Investment transactions	—	—	(1,302,231)
Net change in unrealized gain (loss) of:
Investments	—	—	(2,781,551)
Net increase (decrease) in net assets resulting from operations	13,430,017	7,704,771	71,293
Distributions to shareholders from:
Net investment income	(13,430,017)	(7,704,771)	(4,137,662)
Net increase(decrease) in net assets from capital share transactions	41,269,180	(10,001,078)	2,555,695
Net increase (decrease) in net assets	41,269,180	(10,001,078)	(1,510,674)
NET ASSETS:
Beginning of period	636,425,429	551,763,842	194,995,503
End of period	$677,694,609	$541,762,764	$193,484,829
Undistributed net investment income included in net assets at end of period	$73,094	$(265)	$718,931

For the Year Ended October 31, 2005

	Government Cash Portfolio	Tax-Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$16,794,079	$10,496,862	$7,846,233
Net realized gain on:
Investment transactions	—	—	323,113
Net change in unrealized gain (loss) of:
Investments	—	—	(5,681,607)
Net increase (decrease) in net assets from operations	16,794,079	10,496,862	2,487,739
Distributions to shareholders from:
Net investment income	(16,794,079)	(10,496,862)	(7,978,340)
Net increase (decrease) in net assets from capital share transactions	149,556,068	21,542,433	6,202,184
Net increase (decrease) in net assets	149,556,068	21,542,433	711,583
NET ASSETS:
Beginning of year	486,869,361	530,221,409	194,283,920
End of year	$636,425,429	$551,763,842	$194,995,503
Undistributed net investment income included in net assets at end of year	$73,094	$(265)	$701,518

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Six Months Ended April 30, 2006 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$257,340	$(145,508)	$258,912
Net realized gain (loss) on:
Investment transactions	3,301,942	26,847,414	1,382,688
Net change in unrealized gain (loss) of:
Investments	4,586,390	15,135,794	1,667,191
Net increase (decrease) in net assets resulting from operations	8,145,672	41,837,700	3,308,791
Distributions to shareholders from:
Net investment income:
Advisor Class	(274,700)	—	(235,143)
Net realized gain on investments:
Advisor Class	—	—	(87,132)
Net increase (decrease) in net assets from capital share transactions	(2,665,872)	(10,694,220)	12,620,209
Net increase (decrease) in net assets	5,205,100	31,143,480	15,606,725
NET ASSETS:
Beginning of period	79,905,263	241,970,646	26,506,667
End of period	$85,110,363	$273,114,126	$42,113,392
Undistributed net investment income included in net assets at end of period	$1,183	$(102,071)	$34,268

For the Year Ended October 31, 2005

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$727,633	$(738,225)	$413,604
Net realized gain (loss) on:
Investment transactions	1,629,909	40,569,024	2,569,135
Net change in unrealized gain (loss) of:
Investments	4,323,696	(8,857,974)	582,215
Net increase (decrease) in net assets from operations	6,681,238	30,972,825	3,564,954
Distributions to shareholders from:
Net investment income:
Advisor Class	(758,552)	—	(423,863)
Net realized gain on investments:
Advisor Class	(1,486,505)	(39,647,331)	(2,510,624)
Institutional Class	—	(170)	—
Net increase (decrease) in net assets from capital share transactions	9,912,014	(14,519,332)	3,154,910
Net increase (decrease) in net assets	14,348,195	(23,194,008)	3,785,377
NET ASSETS:
Beginning of year	65,557,068	265,164,654	22,721,290
End of year	$79,905,263	$241,970,646	$26,506,667
Undistributed net investment income included in net assets at end of year	$18,543	$43,437	$10,499

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Six Months Ended April 30, 2006 — (Unaudited)

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$6,228,293	$5,641,796	$12,699
Net realized gain (loss) on:
Investment transactions	78,130,691	40,625,837	(387,031)
Foreign currency transactions	(684,975)	(463,898)	—
Net change in unrealized gain (loss) of:
Investments	122,562,699	122,466,321	4,907,550
Foreign currency translation	183,184	153,266	—
Net increase(decrease) in net assets resulting from operations	206,419,892	168,423,322	4,533,218
Distributions to shareholders from:
Net investment income	(1,500,878)	(1,822,220)	—
Net increase(decrease) in net assets from capital share transactions	(65,846,264)	42,988,645	16,584,433
Net increase (decrease) in net assets	139,072,750	209,589,747	21,117,651
NET ASSETS:
Beginning of period	811,849,668	634,018,122	14,216,916
End of period	$950,922,418	$843,607,869	$35,334,567
Undistributed net investment income included in net assets at end of period	$4,727,415	$3,819,576	$12,699

For the Year Ended October 31, 2005

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$34,262,516	$9,820,211	$(254,293)
Net realized gain (loss) on:
Investment transactions	184,480,756	50,270,026	23,157,841
In-kind transactions	85,060,835	—	—
Foreign currency transactions	(2,016,327)	(904,816)	—
Net change in unrealized gain (loss) of:
Investments	(101,160,362)	13,931,966	(16,011,414)
Foreign currency translation	(131,640)	(83,780)	—
Net increase (decrease) in net assets resulting from operations	200,495,778	73,033,607	6,892,134
Distributions to shareholders from:
Net investment income	(33,411,817)	(10,506,757)	—
Net realized gain on investments and foreign currency transactions	(69,712,993)	(16,362,020)	—
Net increase (decrease) in net assets from capital share transactions	(603,283,740)	142,947,659	(68,740,112)
Net increase (decrease) in net assets	(505,912,772)	189,112,489	(61,847,978)
NET ASSETS:
Beginning of year	1,317,762,440	444,905,633	76,064,894
End of year	$811,849,668	$634,018,122	$14,216,916
Undistributed net investment income included in net assets at end of year	$—	$—	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)
For the Six Months Ended April 30, 2006 — (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$325,327	$95,308
Net realized gain (loss) on:
Investment transactions	749,078	131,843
Net change in unrealized gain (loss) of:
Investments	6,584,570	2,299,057
Net increase(decrease) in net assets resulting from operations	7,658,975	2,526,208
Distributions to shareholders from:
Net investment income	(324,990)	(97,191)
Net increase(decrease) in net assets from capital share transactions	25,876,419	13,260,921
Net increase (decrease) in net assets	33,210,404	15,689,938
NET ASSETS:
Beginning of period	50,133,453	16,571,555
End of period	$83,343,857	$32,261,493
Undistributed net investment income included in net assets at end of period	$337	$(1,883)

For the Year Ended October 31, 2005

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$264,933	$2,066
Net realized gain (loss) on:
Investment transactions	770,150	68,711
Net change in unrealized gain (loss) of:
Investments	2,258,704	902,009
Net increase (decrease) in net assets resulting from operations	3,293,787	972,786
Distributions to shareholders from:
Net investment income	(290,607)	(4,149)
Net realized gain on investments	(378,313)	—
Net increase in net assets from capital share transactions	29,314,519	9,657,404
Net increase (decrease) in net assets	31,939,386	10,626,041
NET ASSETS:
Beginning of year	18,194,067	5,945,514
End of year	$50,133,453	$16,571,555
Undistributed net investment income included in net assets at end of year	$—	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Government Cash Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.021	0.027	0.011	0.011	0.019	0.048
Distributions to shareholders from:
investment income	(0.021)	(0.027)	(0.011)	(0.011)	(0.019)	(0.048)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.08%[2]	2.74%	1.05%	1.15%	1.95%	4.86%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$677,695	$636,425	$486,869	$450,167	$533,034	$421,509
Ratio of operating expenses to average net assets	0.19%[3]	0.19%	0.18%	0.13%	0.13%	0.11%
Ratio of net investment income to average net assets	4.17%[3]	2.73%	1.05%	1.16%	1.91%	4.86%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Tax-Exempt Cash Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.014	0.019	0.009	0.009	0.012	0.029
Distributions to shareholders from:
investment income	(0.014)	(0.019)	(0.009)	(0.009)	(0.012)	(0.029)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.40%[2]	1.94%	0.90%	0.88%	1.25%	2.95%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$541,763	$551,764	$530,221	$596,630	$607,069	$541,881
Ratio of operating expenses to average net assets	0.19%[3]	0.19%	0.18%	0.14%	0.14%	0.11%
Ratio of net investment income to average net assets	2.81%[3]	1.91%	0.90%	0.88%	1.24%	2.88%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Core Fixed Income Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$10.64	$10.94	$10.85	$10.98	$10.88	$10.08
Income from investment operations:
Net investment income	0.23	0.44	0.45	0.44	0.54	0.65
Net realized and unrealized gain (loss) on investments	(0.22)	(0.30)	0.09	(0.09)	0.10	0.82
Total from investment operations	0.01	0.14	0.54	0.35	0.64	1.47
Distributions to shareholders from:
Net investment income	(0.23)	(0.44)	(0.45)	(0.48)	(0.54)	(0.67)
Total distributions	(0.23)	(0.44)	(0.45)	(0.48)	(0.54)	(0.67)
Net asset value, end of period	$10.42	$10.64	$10.94	$10.85	$10.98	$10.88
Total return	0.04%[2]	1.32%	5.07%	3.26%	6.18%	15.09%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$193,485	$194,996	$194,284	$192,410	$188,298	$178,811
Ratio of operating expenses to average net assets	0.55%[3]	0.29%	0.19%	0.14%	0.14%	0.11%
Ratio of gross expenses to average net assets	0.55%[3]	0.29%	0.19%	0.14%	0.24%	0.63%
Ratio of net investment income to average net assets	4.30%[3]	4.02%	3.82%	4.08%	5.19%	6.19%
Portfolio turnover rate	125%	229%	203%	205%	191%	138%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Strategic Equity Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[2]	2005[1]	2004	2003	2002	2001
Net asset value, beginning of period	$16.95	$15.87	$14.94	$13.47	$16.06	$21.19
Income from investment operations:
Net investment income	0.06	0.17	0.19	0.20	0.16	0.20
Net realized and unrealized gain (loss) on investments	1.69	1.41	0.93	1.46	(2.59)	(5.09)
Total from investment operations	1.75	1.58	1.12	1.66	(2.43)	(4.89)
Distributions to shareholders from:
Net investment income	(0.06)	(0.18)	(0.19)	(0.19)	(0.16)	(0.24)
Net realized capital gains	—	(0.32)	—	—	—	—
Total distributions	(0.06)	(0.50)	(0.19)	(0.19)	(0.16)	(0.24)
Net asset value, end of period	$18.64	$16.95	$15.87	$14.94	$13.47	$16.06
Total return	10.33%[3]	9.98%	7.53%	12.43%	(15.20)%	(23.18)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$85,110	$79,905	$65,557	$88,521	$90,051	$123,803
Ratio of operating expenses to average net assets	0.86%[4]	0.45%	0.27%	0.14%	0.14%	0.12%
Ratio of net investment income to average net assets	0.62%[4]	0.97%	1.19%	1.39%	1.04%	1.09%
Portfolio turnover rate	48%	89%	87%	79%	36%	41%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Unaudited.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio - Advisor Class
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[3]	2005	2004[1]	2003	2002	2001
Net asset value, beginning of period	$16.71	$17.61	$18.28	$13.93	$15.57	$17.04
Income from investment operations:
Net investment income (loss)	(0.01)	(0.05)	(0.06)	0.01	0.07	0.23
Net realized and unrealized gain (loss) on investments	2.94	2.15	2.59	4.75	(0.90)	0.45
Total from investment operations	2.93	2.10	2.53	4.76	(0.83)	0.68
Distributions to shareholders from:
net investment income	—	—	—	(0.02)	(0.07)	(0.24)
net realized capital gains	—	(3.00)	(3.20)	(0.39)	(0.74)	(1.83)
Tax Return of capital	—	—	—	—	—	(0.08)
Total distributions	—	(3.00)	(3.20)	(0.41)	(0.81)	(2.15)
Net asset value, end of period	$19.64	$16.71	$17.61	$18.28	$13.93	$15.57
Total return	17.53%[4]	12.22%	13.90%	34.23%	(5.32)%	3.84%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$273,113	$241,970	$265,164	$275,408	$199,264	$216,638
Ratio of operating expenses to average net assets	0.91%[5]	0.92%	0.90%	0.90%	0.90%	0.87%
Ratio of net investment income (expenses in excess of income) to average net assets	(0.11)%[5]	(0.28)%	(0.33)%	0.10%	0.44%	1.28%
Portfolio turnover rate[2]	35%	51%	64%	58%	67%	65%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Portfolio turnover is calculated at the fund level.

3  Unaudited.

4  Total return calculation is not annualized.

5  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio - Institutional Class
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[3]	2005	2004[1]	2003	2002	2001
Net asset value, beginning of period	$16.88	$17.73	$18.35	$13.96	$15.60	$17.01
Income from investment operations:
Net investment income (loss)	0.01	0.00	(0.02)	0.05	0.11	0.26
Net realized and unrealized gain (loss) on investments	2.98	2.15	2.60	4.76	(0.90)	0.46
Total from investment operations	2.99	2.15	2.58	4.81	(0.79)	0.72
Distributions to shareholders from:
net investment income	—	—	—	(0.03)	(0.11)	(0.22)
net realized capital gains	—	(3.00)	(3.20)	(0.39)	(0.74)	(1.83)
Tax Return of capital	—	—	—	—	—	(0.08)
Total distributions	—	(3.00)	(3.20)	(0.42)	(0.85)	(2.13)
Net asset value, end of period	$19.87	$16.88	$17.73	$18.35	$13.96	$15.60
Total return	17.71%[4]	12.43%	14.13%	34.50%	(5.10)%	4.08%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$1	$1	$1	$40,629	$29,644	$30,417
Ratio of operating expenses to average net assets	0.71%[5]	0.72%	0.70%	0.70%	0.70%	0.66%
Ratio of net investment income (expenses in excess of income) to average net assets	0.15%[5]	(0.09)%	(0.12)%	0.30%	0.64%	1.44%
Portfolio turnover rate[2]	35%	51%	64%	58%	67%	65%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Portfolio turnover is calculated at the fund level.

3  Unaudited.

4  Total return calcualtion is not annualized.

5  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Value Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$10.28	$10.01	$9.00	$7.78	$8.56	$11.03
Income from investment operations:
Net investment income	0.08	0.18	0.17	0.16	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.98	1.36	1.31	1.22	(0.79)	(1.49)
Total from investment operations	1.06	1.54	1.48	1.38	(0.65)	(1.32)
Distributions to shareholders from:
Net investment income	(0.07)	(0.19)	(0.17)	(0.16)	(0.13)	(0.18)
Net realized capital gains	(0.03)	(1.08)	(0.30)	—	—	(0.97)
Total distributions	(0.10)	(1.27)	(0.47)	(0.16)	(0.13)	(1.15)
Net asset value, end of period	$11.24	$10.28	$10.01	$9.00	$7.78	$8.56
Total return	10.36%[2]	15.66%	16.54%	18.01%	(7.64)%	(12.31)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$42,113	$26,507	$22,721	$21,297	$15,326	$14,002
Ratio of operating expenses to average net assets	0.92%[3]	0.48%	0.29%	0.17%	0.17%	0.21%
Ratio of net investment income to average net assets	1.51%[3]	1.62%	1.78%	2.06%	1.75%	1.51%
Portfolio turnover rate	38%	76%	76%	96%	96%	174%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[2]	2005[1]	2004	2003	2002	2001
Net asset value, beginning of period	$17.58	$16.96	$13.99	$11.67	$12.89	$15.79
Income from investment operations:
Net investment income	0.15	0.48	0.40	0.40	0.33	0.35
Net realized and unrealized gain (loss) on investments	4.49	2.26	2.88	2.23	(1.31)	(2.91)
Total from investment operations	4.64	2.74	3.28	2.63	(0.98)	(2.56)
Distributions to shareholders from:
Net investment income	(0.04)	(0.47)	(0.31)	(0.31)	(0.24)	(0.34)
From net realized gain on investments	—	(1.65)	—	—	—	—
Total distributions	(0.04)	(2.12)	(0.31)	(0.31)	(0.24)	(0.34)
Net asset value, end of period	$22.18	$17.58	$16.96	$13.99	$11.67	$12.89
Total return	26.37%[3]	16.34%	23.60%	22.89%	(7.82)%	(16.34)%
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)	$950,922	$811,850	$1,317,762	$1,037,465	$983,337	$1,219,138
Ratio of operating expenses after waiver to average net assets	0.86%[4]	0.18%	0.14%	0.14%	0.14%	0.11%
Ratio of operating expenses before waiver to average net assets	1.10%[4]	0.32%	0.14%	0.14%	0.14%	0.11%
Ratio of net investment income to average net assets	1.43%[4]	2.58%	2.59%	3.14%	2.42%	2.34%
Portfolio turnover rate	26%	47%	38%	48%	33%	40%

1  Per share net investment income has been calculated using the average shares outstanding during the period.

2  Unaudited.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Philadelphia International Fund
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$17.49	$15.86	$13.14	$11.03	$12.25	$15.10
Income from investment operations:
Net investment income	0.15	0.28	0.33	0.24	0.19	0.23
Net realized and unrealized gain (loss) on investments	4.39	2.16	2.53	2.09	(1.28)	(2.86)
Total from investment operations	4.54	2.44	2.86	2.33	(1.09)	(2.63)
Distributions to shareholders from:
Net investment income	(0.05)	(0.34)	(0.14)	(0.22)	(0.13)	(0.16)
Net realized capital gains	—	(0.47)	—	—	—	—
Tax Return of capital	—	—	—	—	—	(0.06)
Total distributions	(0.05)	(0.81)	(0.14)	(0.22)	(0.13)	(0.22)
Net asset value, end of period	$21.98	$17.49	$15.86	$13.14	$11.03	$12.25
Total return	25.95%[2]	15.50%	21.78%	21.32%	(9.02)%	(17.45)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$843,608	$634,018	$444,906	$474,371	$263,769	$275,132
Ratio of operating expenses to average net assets	0.85%[3]	0.85%	0.85%	0.85%	0.85%	0.83%
Ratio of net investment income to average net assets	1.56%[3]	1.78%	1.86%	2.33%	1.72%	1.71%
Portfolio turnover rate	26%	47%	50%	42%	37%	53%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	U.S. Emerging Growth Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$6.22	$5.32	$5.56	$3.93	$5.04	$9.22
Income from investment operations:
Net investment loss	— [2]	(0.05)	(0.07)	(0.05)	—	—
Net realized and unrealized gain (loss) on investments	1.36	0.95	(0.17)	1.68	(1.11)	(4.18)
Total from investment operations	1.36	0.90	(0.24)	1.63	(1.11)	(4.18)
Net asset value, end of period	$7.58	$6.22	$5.32	$5.56	$3.93	$5.04
Total return	21.87%[3]	16.92%	(4.32)%	41.48%	(22.02)%	(45.34)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$35,335	$14,217	$76,065	$101,643	$78,122	$105,052
Ratio of operating expenses to average net assets	0.93%[4]	1.17%	1.22%	1.18%	1.23%	1.17%
Ratio of net investment income (expenses in excess of income) to average net assets	0.08%[4]	(0.83)%	(1.05)%	(1.04)%	(1.02)%	(0.83)%
Portfolio turnover rate	50%	145%	89%	114%	42%	67%

1  Unaudited.

2  Amount rounds to less than $0.01 per share.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap 100 Portfolio
	For the Six Months Ended April 30, 2006[2]	For the Year Ended October 31, 2005	For the Period February 27, 2004[1] through October 31, 2004
Net asset value, beginning of period	$11.28	$10.09	$10.00
Income from investment operations:
Net investment income	0.06	0.08	0.03
Net realized and unrealized gain (loss) on investments	1.36	1.29	0.08
Total from investment operations	1.42	1.37	0.11
Distributions to shareholders from:
Net investment income	(0.06)	(0.09)	(0.02)
Net realized capital gains	—	(0.09)	—
Total distributions	(0.06)	(0.18)	(0.02)
Net asset value, end of period	$12.64	$11.28	$10.09
Total return	12.57%[3]	13.58%	1.05%[3]
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$83,344	$50,133	$18,194
Ratio of operating expenses to average net assets	0.86%[4]	0.87%	1.12%[4]
Ratio of net investment income to average net assets	0.97%[4]	0.76%	0.45%[4]
Portfolio turnover rate	46%	83%	56%

1  Commencement of operations.

2  Unaudited.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Growth Portfolio
	For the Six Months Ended April 30, 2006[2]	For the Year Ended October 31, 2005	For the Period February 27, 2004[1] through October 31, 2004
Net asset value, beginning of period	$11.17	$10.04	$10.00
Income from investment operations:
Net investment income (loss)	0.04	0.00 [3]	(0.01)
Net realized and unrealized gain (loss) on investments	1.36	1.13	0.05
Total from investment operations	1.40	1.13	0.04
Distributions to shareholders from:
Net investment income	(0.04)	(0.00)[3]	—
Total distributions	(0.04)	(0.00)	—
Net asset value, end of period	$12.53	$11.17	$10.04
Total return	12.58%[4]	11.29%	0.40%[4]
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$32,261	$16,572	$5,946
Ratio of operating expenses to average net assets	0.89%[5]	0.93%	1.26%[5]
Ratio of net investment income (expenses in excess of income) to average net assets	0.78%[5]	0.02%	(0.23)%[5]
Portfolio turnover rate	50%	97%	64%

1  Commencement of operations.

2  Unaudited.

3  Amount rounds to less than $0.01 per share.

4  Total return calculation is not annualized.

5  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Face Amount		Value
AGENCY DISCOUNT NOTESF[1] — 25.1%
	Federal Home Loan Bank — 11.8%
$20,000,000	4.64% due 5/1/06	$20,000,000
20,000,000	4.64% due 5/1/06	20,000,000
20,000,000	4.64% due 5/2/06	19,997,422
20,000,000	4.67% due 5/3/06	19,994,811
		79,992,233
	Federal Home Loan Mortgage Corporation — 10.4%
18,600,000	4.65% due 5/1/06	18,600,000
10,000,000	4.706% due 5/2/06	9,998,693
10,000,000	3.915% due 5/8/06	9,992,387
10,000,000	4.86% due 8/1/06	9,875,800
12,305,000	4.76% due 9/5/06	12,098,371
10,000,000	4.79% due 9/5/06	9,831,020
		70,396,271
	Federal National Mortgage Association — 2.9%
5,000,000	4.08% due 6/16/06	4,973,934
7,500,000	4.44% due 6/21/06	7,452,825
7,500,000	4.64% due 7/28/06	7,414,934
		19,841,693
	TOTAL AGENCY DISCOUNT NOTES (Cost $170,230,197)	170,230,197
AGENCY NOTES — 21.5%
	Federal Home Loan Bank — 7.2%
2,350,000	2.35% due 5/4/06	2,352,175
2,000,000	2.60% due 5/11/06	2,008,125
3,945,000	2.25% due 5/15/06	3,945,440
1,590,000	4.32% due 5/23/06	1,618,882
1,200,000	2.26% due 6/16/06	1,199,006
1,380,000	2.43% due 9/8/06	1,365,063
1,000,000	2.15% due 9/29/06	986,828
7,195,000	2.625% due 10/16/06	7,116,425
2,030,000	4.835% due 11/9/06	2,049,605
5,000,000	3.125% due 11/15/06	5,008,424
1,415,000	2.375% due 12/26/06	1,397,350
10,000,000	2.37% due 12/26/06	9,865,533
4,675,000	3.10% due 12/29/06	4,652,910
5,000,000	4.43% due 2/22/07	4,990,337
		48,556,103

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
AGENCY NOTES — (Continued)
	Federal Home Loan Mortgage Corporation — 2.3%
$1,975,000	3.00% due 9/29/06	$1,957,897
9,700,000	3.50% due 11/17/06	9,672,455
2,470,000	2.50% due 11/28/06	2,452,333
1,570,000	2.45% due 12/11/06	1,555,049
		15,637,734
	Federal National Mortgage Association — 12.0%
1,338,000	2.48% due 5/5/06	1,344,124
3,445,000	2.21% due 5/5/06	3,423,457
2,225,000	2.25% due 5/15/06	2,225,935
8,000,000	5.25% due 6/15/06	8,010,989
6,000,000	3.25% due 6/28/06	6,024,788
10,000,000	3.125% due 7/15/06	10,010,706
1,800,000	2.15% due 7/28/06	1,791,902
8,813,000	2.75% due 8/11/06	8,770,093
5,000,000	3.00% due 9/7/06	4,969,519
4,967,000	4.375% due 10/15/06	4,961,350
10,000,000	3.00% due 11/22/06	9,999,897
15,000,000	3.25% due 12/21/06	14,986,966
5,040,000	3.50% due 12/22/06	5,044,206
		81,563,932
	TOTAL AGENCY NOTES (Cost $145,757,769)	145,757,769

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENTS — 52.8%
$165,000,000	With Bear Stearns, Inc.dated 04/28/06, 4.77%, principal and interest in the amount of $165,065,588, due 05/01/06, (collateralized by FHR #2763 FC with a par value of $18,330,996, coupon rate of 5.25%, due 04/15/32, market value of $18,349,327, FHR #2755 FA with a par value of $35,211,191, coupon rate of 5.30%, due 05/15/30, market value of $35,376,684, FHR #2755 FC with a par value of $37,585,814, coupon rate of 5.30%, due 05/15/30, market value of $37,747,432, FNMA 2005-2 1 with a par value of $82,234,661, coupon rate of 4.00%, due 02/25/10, market value of $78,632,783)	$165,000,000
27,690,756	With Merrill Lynch & Co., Inc.,dated 04/28/06, 4.70%, principal and interest in the amount of $27,701,602, due 05/01/06, (collateralized by FN #879053 with a par value of $28,256,783, coupon rate of 4.93%, due 03/01/36, market value of $28,256,783)	27,690,756
165,000,000	With Paine Webber, Inc., dated 04/28/06, 4.72%, principal and interest in the amount of $165,064,900, due 05/01/06, (collateralized by FN #190360 with a par value of $173,160,985, coupon rate of 5.00%, due 08/01/35, market value of $168,468,322)	165,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $357,690,756)	357,690,756

TOTAL INVESTMENTS (Cost $673,678,722)[2]	99.4%	$673,678,722
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	4,015,887
NET ASSETS	100.0%	$677,694,609

F  Percentages indicated are based on net assets.

1  Rate represents annualized discount yield at date of purchase.

2  Aggregate cost for federal tax purposes was $673,678,722.

Abbreviation:

FHR — Federal Home Loan Mortgage Corporation REMIC

FN — Federal National Mortgage Association

FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
AGENCY DIVERSIFICATION

On April 30, 2006, agency diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
AGENCIES:
Federal Home Loan Bank	19.0%	$128,548,336
Federal National Mortgage Association	14.9	101,405,625
Federal Home Loan Mortgage Corporation	12.7	86,034,005
TOTAL	46.6%	$315,987,966
REPURCHASE AGREEMENTS	52.8	357,690,756
TOTAL INVESTMENTS	99.4%	$673,678,722

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTESF[1] — 90.2%
	Daily Variable/Floating Rate Notes — 50.7%
$6,800,000	California State Economic Recovery, Series C-1, State Guaranteed, (SPA: Landesbank Baden-Wurttemberg), 3.78% due 7/1/23	$6,800,000
3,890,000	California State, Economic Recovery, Series C-2, State Guaranteed (SPA: Bank of America), 3.69% due 7/1/23	3,890,000
6,500,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%), 3.69% due 5/1/33	6,500,000
11,360,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured), 3.77% due 6/15/21	11,360,000
3,900,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 3.75% due 7/1/27	3,900,000
2,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-1, 3.75% due 7/1/29	2,100,000
5,905,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland, (LOC: J.P. Morgan Chase), 3.79% due 1/1/16	5,905,000
13,630,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 3.77% due 12/1/15	13,630,000
6,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobile Corp. Project, 3.66% due 11/1/19	6,300,000
2,600,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapefille Hotel Ltd., (LOC: Bank of America), 3.72% due 11/1/15	2,600,000
2,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, (ExxonMobil Corp.), 3.77% due 3/1/24	2,000,000
1,700,000	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, (FSA Insured), 3.78% due 7/1/30	1,700,000
7,700,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, (SPA: Bayerishce Landesbank), (FSA Insured), 3.79% due 7/1/35	7,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$900,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250, (LOC: State Street Bank & Trust Co.), 3.69% due 1/1/21	$900,000
9,700,000	Irvine Ranch, California, Water District, Capital improvement Project, (LOC: Landesbank Baden-Wurttemberg), 3.69% due 8/1/16	9,700,000
3,405,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 3.71% due 6/1/15	3,405,000
1,450,000	Irvine Ranch, California, Water District, Series A, (LOC; Bank of America), 3.71% due 5/1/09	1,450,000
100,000	Irvine, California, Improvement Board Act of 1915, Assesment District No. 00-18, Series A, (LOC: Bank of New York), 3.75% due 9/2/26	100,000
9,413,000	Irvine, California, Improvement Board Act of 1915, Assesment District No. 93-14, (LOC: Bank of America), 3.69% due 9/2/25	9,413,000
1,000,000	Jackson County Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project, 3.79% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co., Project, 3.80% due 5/1/29	4,000,000
	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board:
9,690,000	3.79% due 9/1/20	9,690,000
6,930,000	3.79% due 9/1/20	6,930,000
3,000,000	Kemmerer, Wyoming, Pollution Control Revenue, DATES, ExxonMobil Corp. Project, 3.77% due 9/1/21	3,000,000
2,800,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining Co., Series B (LOC: J.P. Morgan Chase), 3.75% due 7/1/32	2,800,000
2,230,000	Lehigh County, Pennsylvania, General Purpose Authority Revenue, Lehigh Valley Hospital, Series B, (SPA: Wachovia Bank), (MBIA Insured), 3.79% due 7/1/29	2,230,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$1,175,000	Lincoln County, Wyoming, Pollution Control Revenue ExxonMobil Corp., Project - C, 3.77% due 11/1/14	$1,175,000
1,210,000	Lincoln County, Wyoming, Pollution Control Revenue ExxonMobil Corp., Project - D, 3.77% due 11/1/14	1,210,000
2,085,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project - A, 3.77% due 11/1/14	2,085,000
12,085,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue. Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 3.79% due 12/1/25	12,085,000
16,100,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E, 3.72% due 2/15/38	16,100,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 3.80% due 12/1/30	2,300,000
5,100,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: National Australia Bank), 3.69% due 7/1/35	5,100,000
4,200,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 3.72% due 5/1/21	4,200,000
1,000,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 3.72% due 12/1/14	1,000,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank NA), 3.67% due 1/15/18	15,995,000
2,480,000	New Jersey, State Educational Facilities Authority Revenue, Princeton University, Series F, 3.59% due 7/1/23	2,480,000
7,285,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.76% due 11/1/24	7,285,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase):
$840,000	3.78% due 8/15/18	$840,000
2,500,000	3.78% due 8/15/19	2,500,000
2,865,000	3.78% due 8/15/20	2,865,000
1,600,000	New York City, New York, General Obligations, Subseries B-4, (SPA: Landesbank Hessen-Thuer), (MBIA Insured), 3.71% due 8/15/23	1,600,000
1,410,000	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase), 3.78% due 8/1/21	1,410,000
5,610,000	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: Credit Locale de France), 3.78% due 6/15/33	5,610,000
	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: FGIC), (FGIC Insured):
9,140,000	3.71% due 6/15/22	9,140,000
1,300,000	3.71% due 6/15/35	1,300,000
700,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project, 3.71% due 7/1/19	700,000
2,600,000	Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: Bank of America), 3.76% due 10/1/22	2,600,000
200,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank), 3.75% due 10/1/13	200,000
4,100,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series C, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.79% due 12/1/15	4,100,000
2,775,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series D, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.79% due 12/1/15	2,775,000
1,800,000	Orange County, California, Sanitation District Partnership, Series B, (SPA: Credit Locale de France), 3.75% due 8/1/30	1,800,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$6,000,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank NA), 3.79% due 7/1/16	$6,000,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 3.66% due 11/1/14	2,135,000
5,700,000	Unita County, Wyoming Pollution Control Revenue, Chevron USA, Inc. Project, 3.80% due 8/15/20	5,700,000
5,300,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer), 3.79% due 2/15/31	5,300,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project:
6,300,000	3.77% due 10/1/25	6,300,000
5,100,000	3.77% due 12/1/29	5,100,000
6,800,000	Washington State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series B, (SPA: Credit Suisse First Boston), (MBIA Insured), 3.79% due 2/15/27	6,800,000
	Total Daily Variable/Floating Rate Notes (Cost $274,793,000)	274,793,000
	Weekly Variable/Floating Rate Notes — 39.5%
3,100,000	Alabama Special Care Facilities Financing Authority, Montgomery Hospital Revenue, (FGIC Insured), 3.73% due 4/1/15	3,100,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (LOC: FNMA), 3.81% due 12/18/25	5,605,000
7,165,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Locale de France), (FGIC Insured), 3.82% due 1/1/19	7,165,000
3,120,000	Charlotte, North Carolina, Airport Revenue, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.78% due 7/1/16	3,120,000
2,715,000	Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale), 3.73% due 1/1/15	2,715,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$1,355,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Hunnington Woods, Series A (SPA: Societe Generale) (FSA Insured), 3.87% due 1/1/21	$1,355,000
1,000,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B (SPA: Societe Generale) (FSA Insured), 3.87% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D (SPA: Societe Generale) (FSA Insured), 3.87% due 1/1/21	1,100,000
2,335,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F (SPA: Societe Generale) (FSA Insured), 3.87% due 1/1/21	2,335,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, 1985 Issue, Series A (LOC: Coast Federal Bank & Federal Home Loan Bank), 3.63% due 5/1/10	1,400,000
8,300,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank), 3.78% due 5/15/14	8,300,000
10,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 3.73% due 7/1/27	10,100,000
1,600,000	Dauphin County, Pennsylvania, General Authority, School District Pooled Financing, PG II, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.83% due 9/1/32	1,600,000
1,000,000	Delaware River & Bay Authority Revenue, Series B, (SPA: Credit Locale de France), (AMBAC Insured), 3.76% due 1/1/30	1,000,000
1,900,000	Durham, North Carolina, Public Improvements, (SPA: Wachovia Bank), 3.81% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue (SPA: Wachovia Bank), (FSA Insured), 3.80% due 12/1/28	6,900,000
3,000,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A, 3.73% due 10/1/25	3,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$600,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C, 3.80% due 10/1/25	$600,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC), 3.66% due 2/1/08	4,300,000
2,300,000	Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance, Series E, (SPA: Credit Suisse First Boston), (MBIA Insured), 3.71% due 12/1/13	2,300,000
2,300,000	Illinois Health Facilities Authority Revenue, Decatur Memorial Hospital Project, Series A (SPA: Northern Trust Company), (MBIA Insured), 3.77% due 11/15/24	2,300,000
16,700,000	Illinois Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT-Metropolitan Life (FHLMC Insured), 3.73% due 1/1/08	16,700,000
2,000,000	Iowa Higher Education Loan Authority Revenue, Education Loan Private College Facilities, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.87% due 12/1/15	2,000,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, Kentucky, (LOC: Wachovia Bank), 3.90% due 6/1/33	1,355,000
666,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 3.70% due 7/1/28	666,000
8,000,000	Lisle, Illinois, Multi Family Revenue Housing Four Lakes Phase V, (FNMA Collateral Agreement Insured), 3.80% due 9/15/26	8,000,000
1,100,000	Los Angeles County, California Pension Obligation, Series C, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.72% due 6/30/07	1,100,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB), 3.80% due 7/1/10	114,936
2,090,000	Louisiana Public Facilities Authority Revenue, College and University Equipment and Capital, Series A, (SPA: Societe Generale), (FGIC Insured), 3.87% due 9/1/10	2,090,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$10,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F, 3.67% due 11/1/26	$10,500,000
5,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.), 3.72% due 12/1/29	5,000,000
200,000	Massachusetts State Housing Finance Agency, Revenue Refunding, Multi Family Housing Project, Series A, (FNMA Collateral Agreement), 3.78% due 1/15/10	200,000
9,100,000	Massachusetts State Water Resources Authority, General obligations, Series B, (LOC: Landesbank Hessen-Thuer), 3.75% due 8/1/28	9,100,000
5,400,000	Mecklenburg County, North Carolina, General Obligatuions, Series C, (SPA: Wachovia Bank), 3.77% due 2/1/18	5,400,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series Five-G, (SPA: Wells Fargo Bank), 3.66% due 11/1/29	6,430,000
4,605,000	Moffat County, Colorado, Pollution Control Revenue, Natural Rural Utility Cooperative, (SPA: J.P. Morgan Chase), (AMBAC Insured), 3.87% due 7/1/10	4,605,000
9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured), 3.76% due 1/1/18	9,900,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Commerzbank), 3.80% due 11/15/28	7,600,000
1,850,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Credit Locale de France), 3.74% due 11/1/22	1,850,000
8,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Credit Locale de France), 3.74% due 11/1/22	8,200,000
10,300,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%), 3.70% due 4/1/23	10,300,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$200,000	Ohio State University General Receipts, 3.79% due 12/1/07	$200,000
	Ohio State University General Receipts, Series B:
9,165,000	3.65% due 12/1/29	9,165,000
3,800,000	3.65% due 12/1/29	3,800,000
1,739,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC; Wells Fargo Bank), 3.76% due 12/1/15	1,739,000
4,200,000	Tulsa, Oklahoma, Tulsa Industrial Authority Revenue, University of Tulsa, Series B, (SPA: Credit Locale de France), (MBIA Insured), 3.87% due 10/1/26	4,200,000
11,500,000	Washington State, (SPA: Landesbank Hessen-Thuer), 3.71% due 6/1/20	11,500,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 3.81% due 11/1/25	1,250,000
	Total Weekly Variable/Floating Rate Notes (Cost $214,159,936)	214,159,936
	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $488,952,936)	488,952,936

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

Face Amount		Value
FIXED RATE NOTES — 9.5%
$5,000,000	District of Columbia Tax & Revenue Anticipation Notes, 4.00% due 9/29/06	$5,007,550
5,000,000	Illinois State, General Obligations, Unlimited Notes, 4.50% due 5/30/06	5,005,317
2,700,000	Iowa State Tax & Revenue Anticipation Notes, 4.50% due 6/30/06	2,705,601
5,000,000	Michigan State, General Obligations Unlimited Notes, 4.50% due 9/29/06	5,017,334
11,000,000	New Jersey State Tax & Revenue Anticipation Notes, Series A, 4.00% due 6/23/06	11,010,888
11,500,000	Philadelphia, Pennsylvania, Tax & Revenue Anticipation Notes, Series A, 4.00% due 6/30/06	11,518,263
11,050,000	Texas State Tax & Revenue Anticipation Notes, 4.50% due 8/31/06	11,088,196
	TOTAL FIXED RATE NOTES (Cost $51,353,149)	51,353,149

TOTAL INVESTMENTS (Cost $540,306,085)[2]	99.7%	$540,306,085
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	1,456,679
NET ASSETS	100.0%	$541,762,764

F  Percentages indicated are based on net assets.

1  Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day's notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

2  Aggregate cost for federal tax purposes was $540,306,085.

Abbreviations:

ACES — Adjustable Convertible Extendable Securities

AMBAC — American Municipal Bond Assurance Corporation

DATES — Daily Adjustable Tax-Exempt Securities

FGIC — Financial Guaranty Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance

SPA — Stand-By Purchase Agreement

UPDATES — Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
COUPON TYPE

On April 30, 2006, coupon type of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
COUPON TYPE:
Variable/Floating Rate Notes	90.2%	$488,952,936
Fixed Rate Notes	9.5	51,353,149
TOTAL INVESTMENTS	99.7%	$540,306,085

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Face Amount		Value
AGENCY NOTESF — 16.0%
	Federal Home Loan Bank — 8.6%
$9,000,000	3.875% due 12/1/06	$8,930,070
3,000,000	3.625% due 1/15/08	2,925,498
5,000,000	3.875% due 8/22/08	4,861,270
		16,716,838
	Federal Home Loan Mortgage Corporation — 7.4%
5,000,000	3.75% due 4/15/07[1]	4,933,420
2,000,000	4.00% due 12/15/09	1,922,016
5,000,000	7.00% due 3/15/10[1]	5,308,355
2,000,000	6.875% due 9/15/10	2,125,100
		14,288,891
	TOTAL AGENCY NOTES (Cost $31,392,127)	31,005,729
MORTGAGE-BACKED SECURITIES[2] — 32.0%
	Federal Home Loan Mortgage Corporation — 1.3%
5,359	# 555359, 6.50% due 4/1/08	5,361
2,023,165	# C00742, 6.50% due 4/1/29	2,067,652
131,993	# D78677, 8.00% due 3/1/27	140,703
130,011	# D84894, 8.00% due 12/1/27	138,592
22,218	# G00807, 9.50% due 3/1/21	23,179
70,712	# G10753, 6.50% due 9/1/09	70,946
		2,446,433
	Federal National Mortgage Association — 28.2%
13,911	# 125275, 7.00% due 3/1/24	14,336
54,269	# 252806, 7.50% due 10/1/29	56,553
2,039,008	# 254685, 5.00% due 4/1/18	1,989,251
538,579	# 255159, 5.50% due 3/1/19	535,098
1,933,418	# 256216, 7.00% due 3/1/36	1,987,649
88,729	# 313795, 9.50% due 1/1/25	98,056
26,449	# 313796, 9.50% due 2/1/21	28,741
96,499	# 313815, 6.50% due 1/1/11	97,166
388,138	# 373328, 8.00% due 3/1/27	414,124
294,458	# 390895, 8.00% due 6/1/27	314,171
82,894	# 395715, 8.00% due 8/1/27	88,444
715,457	# 397602, 8.00% due 8/1/27	763,357
33,384	# 405845, 8.00% due 11/1/27	35,619
11,893	# 499335, 6.50% due 8/1/29	12,158
3,789	# 523497, 7.50% due 11/1/29	3,948
138,832	# 535729, 6.50% due 2/1/16	142,124

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
MORTGAGE-BACKED SECURITIES[2] — (Continued)
	Federal National Mortgage Association — (Continued)
$133,509	# 535962, 6.50% due 5/1/16	$136,687
242,819	# 555016, 6.50% due 10/1/17	248,601
19,139	# 588945, 7.00% due 6/1/31	19,702
89,952	# 595134, 6.50% due 7/1/16	92,094
418,861	# 596498, 6.00% due 7/1/16	424,387
541,585	# 607862, 7.00% due 9/1/31	557,506
67,229	# 608777, 6.50% due 10/1/16	68,830
120,806	# 624571, 7.00% due 3/1/32	124,334
798,751	# 625990, 5.50% due 12/1/16	793,729
135,320	# 643340, 6.50% due 3/1/17	138,543
82,730	# 656872, 6.50% due 8/1/32	84,361
1,827,840	# 686230, 5.50% due 2/1/18	1,816,025
143,447	# 687575, 7.00% due 2/1/36	147,605
2,061,114	# 740449, 5.50% due 9/1/18	2,047,791
1,641,021	# 768557, 5.50% due 2/1/21	1,630,413
5,464,654	# 789859, 6.00% due 8/1/34	5,445,266
1,564,026	# 820811, 6.00% due 4/1/35	1,558,042
1,998,538	# 867021, 7.00% due 3/1/36	2,054,596
15,070,000	TBA, 5.50% due 5/1/21[3]	14,952,273
3,220,000	TBA, 6.00% due 5/1/21[3]	3,260,250
11,000,000	TBA, 5.00% due 5/1/36[3]	10,401,875
2,000,000	TBA, 6.50% due 5/1/36[3]	2,033,750
		54,617,455
	Government National Mortgage Association — 2.5%
127,349	# 460389, 7.00% due 5/15/28	132,205
48,592	# 464049, 7.00% due 7/15/28	50,445
61,097	# 476259, 7.00% due 8/15/28	63,426
52,863	# 485264, 7.50% due 2/15/31	55,453
28,408	# 496632, 7.00% due 12/15/28	29,491
6,420	# 530571, 7.50% due 2/15/31	6,735
216,941	# 539971, 7.00% due 1/15/31	225,203
23,170	# 556417, 7.00% due 6/15/31	24,052
4,604	# 557379, 7.00% due 5/15/31	4,779
100,758	# 559304, 7.00% due 9/15/31	104,595
136,273	# 570289, 7.00% due 1/15/32	141,438
37,021	# 571365, 7.00% due 12/15/31	38,431
432,157	# 574687, 6.00% due 4/15/34	434,120
3,500,000	TBA, 5.50% due 5/1/36[3]	3,435,467
		4,745,840
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $62,409,267)	61,809,728

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
$658,103	Credit-Based Asset Servicing Series 1999-CB1-Class 1A, 6.50% due 9/25/26	$668,205
439,606	Federal National Mortgage Association Series, 1993-135 (IO) 6.50% due 7/25/08	12,781
354,887	Washington Mutual Mortgage Securities Corp., Series 2003-MS9 - Class 1P (PO), 0.00% due 12/25/33	296,816
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $962,857)	977,802
CORPORATE NOTES — 27.9%
5,000,000	American General Finance Corp., 4.50% due 11/15/07	4,946,080
7,000,000	Citigroup, Inc. 5.00% due 9/15/14	6,629,756
5,000,000	General Electric Capital Corp., 5.875% due 2/15/12	5,080,415
6,000,000	Goldman Sachs Group, Inc. 5.125% due 1/15/15	5,674,248
5,000,000	IBM Corp., 4.75% due 11/29/12	4,782,625
6,000,000	JPMorgan Chase & Co. 5.15% due 10/1/15	5,676,462
6,000,000	Morgan Stanley, 4.75% due 4/1/14	5,548,878
3,000,000	Procter & Gamble Co. (The), 4.75% due 6/15/07	2,984,415
4,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	3,760,208
5,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	4,707,485
4,000,000	Wells Fargo Bank NA 6.45% due 2/1/11	4,147,676
	TOTAL CORPORATE NOTES (Cost $55,490,912)	53,938,248
US TREASURY NOTES/BONDS — 20.8%
8,653,200	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13[1]	8,406,445
5,000,000	U.S. Treasury Bond, 7.875% due 2/15/21[4]	6,316,405
10,900,000	U.S. Treasury Bond, 6.125% due 8/15/29[1,4]	12,089,637
1,000,000	U.S. Treasury Bond, 5.375% due 2/15/31[4]	1,015,000
6,500,000	U.S. Treasury Note, 7.00% due 7/15/06[1]	6,526,663
6,000,000	U.S. Treasury Note, 3.125% due 1/31/07[1]	5,919,138
	TOTAL US TREASURY NOTES/BONDS (Cost $40,303,870)	40,273,288

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENTS — 19.6%
$82,439	With Investors Bank & Trust Co., dated 04/28/06, 4.25%, principal and interest in the amount of $82,468 due 05/01/06, (collateralized by SBA #506454 with a par value of $79,678, coupon rate of 7.875%, due 12/25/23, market value of $86,561)	$82,439
37,900,000	With Merrill Lynch & Co., Inc., dated 04/28/06, 4.70%, principal and interest in the amount of $37,914,844, due 05/01/06, (collateralized by FN #821697 with a par value of $38,942,031, coupon rate of 5.04%, due 06/01/35, market value of $38,674,305)	37,900,000
	TOTAL REPURCHASE AGREEMENTS (Cost $37,982,439)	37,982,439
INVESTMENTS OF SECURITY LENDING COLLATERAL — 10.5%
860,618	Abbey National PLC, Eurodollar Overnight, 4.77%, due 5/3/06	860,618
803,243	American Beacon Funds, Money Market Fund	803,243
573,745	Bank of America, Bank Note, 4.97%, due 6/19/06	573,745
917,993	BGI Institutional Money Market Fund	917,993
573,745	BNP Paribas, Eurodollar Overnight, 4.76%, due 5/2/06	573,745
573,745	Calyon, Eurodollar Term, 4.91%, due 6/2/06	573,745
458,996	Canadian Imperial Bank of Commerce, Eurodollar Term, 4.97%, due 6/23/06	458,996
573,745	Credit Suisse First Boston Corporation, Eurodollar Term, 4.96%, due 6/16/06	573,745
344,247	Deutsche Bank, Eurodollar Overnight, 4.76%, due 5/1/06	344,247
803,244	Fortis Bank, Eurodollar Overnight, 4.77%, due 5/1/06	803,244
573,745	Lexington Parker Capital Co., Commercial Paper, 4.787%, due 5/4/06	573,745
573,745	Lloyds TSB Bank, Eurodollar Term, 4.81%, due 5/11/06	573,745
573,745	Marshall & Ilsley Bank, Eurodollar Term, 4.99%, due 6/23/06	573,745
1,032,742	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.865%, due 5/1/06	1,032,742
1,032,742	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.865%, due 5/1/06	1,032,742

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$573,745	Nordea Bank Finland PLC, Eurodollar Term, 4.97%, due 5/30/06	$573,745
566,788	Old Line Funding LLC, Commercial Paper, 4.942%, due 5/15/06	566,788
573,745	Paradigm Funding LLC, Commercial Paper, 4.774%, due 5/1/06	573,745
917,993	Rabobank Nederland, Eurodollar Overnight, 4.82%, due 5/1/06	917,993
860,618	Ranger Funding, Commercial Paper, 4.777%, due 5/1/06	860,618
573,746	Royal Bank of Canada, Eurodollar Overnight, 4.765%, due 5/1/06	573,746
573,745	Royal Bank of Canada, Eurodollar Term, 4.99%, due 6/27/06	573,745
573,745	Royal Bank of Scotland, Eurodollar Term, 4.76%, due 5/8/06	573,745
573,745	Sheffield Receivables Corp., Commercial Paper, 4.814%, due 5/3/06	573,745
573,745	Societe Generale, Eurodollar Term, 4.79%, due 5/10/06	573,745
1,032,742	Svenska Handlesbanken, Eurodollar Overnight, 4.82%, due 5/1/06	1,032,742
573,745	The Bank of the West, Eurodollar Term, 4.94%, due 6/16/06	573,745
573,745	UBS AG, Eurodollar Term, 4.95%, due 6/20/06	573,745
573,745	Wells Fargo, Eurodollar Term, 4.86%, due 5/12/06	573,745
860,618	Yorktown Capital LLC, Commercial Paper, 4.835%, due 5/4/06	860,618
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $20,246,250)	20,246,250

TOTAL INVESTMENTS (Cost $248,787,722)[5]	127.3%	$246,233,484
LIABILITIES IN EXCESS OF OTHER ASSETS	(27.3)	(52,748,655)
NET ASSETS	100.0%	$193,484,829

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

F  Percentages indicated are based on net assets.

1  All or a portion of security segregated as collateral for when-issued securities.

2  Represents current face amount at April 30, 2006.

3  When-issued security.

4  Securities or partial securities on loan. See Note 5.

5  Aggregate cost for federal tax purposes was $248,787,722.

Abbreviations:

FN — Federal National Mortgage Association

IO — Interest Only

PO — Principal Only

SBA — Small Business Administration

TBA — To be announced

TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SECTOR DIVERSIFICATION

On April 30, 2006, sector diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
SECTOR:
Federal National Mortgage Association	28.2%	$54,617,455
Corporate	27.9	53,938,248
US Treasury	20.8	40,273,288
Federal Home Loan Mortgage Corporation	8.7	16,735,324
Federal Home Loan Bank	8.6	16,716,838
Government National Mortgage Association	2.5	4,745,840
Collateralized Mortgage Obligations	0.5	977,802
TOTAL	97.2%	$188,004,795
REPURCHASE AGREEMENTS	19.6	37,982,439
INVESTMENTS OF SECURITY LENDING COLLATERAL	10.5	20,246,250
TOTAL INVESTMENTS	127.3%	$246,233,484

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — 97.7%
	Aerospace & Defense — 5.5%
30,725	Boeing Co.	$2,564,001
33,290	United Technologies Corp.[1]	2,090,945
		4,654,946
	Air Freight & Logistics — 3.1%
22,250	CH Robinson Worldwide, Inc.[2]	986,787
20,400	United Parcel Service, Inc. - Class B	1,653,828
		2,640,615
	Beverages — 1.7%
25,000	PepsiCo, Inc.	1,456,000
	Biotechnology — 1.5%
18,750	Amgen, Inc.[1]	1,269,375
	Capital Markets — 6.8%
15,575	Goldman Sachs Capital, Inc.	2,496,517
30,675	Merrill Lynch & Co., Inc.	2,339,275
19,675	Nuveen Investments, Inc. - Class A2	946,761
		5,782,553
	Communications Equipment — 2.5%
52,425	Cisco Systems, Inc.[1]	1,098,304
44,525	Nokia OYJ ADR	1,008,936
		2,107,240
	Computers & Peripherals — 5.6%
15,475	Apple Computer, Inc.[1]	1,089,285
94,475	EMC Corp.[1]	1,276,357
38,000	Hewlett-Packard Co.	1,233,860
14,145	International Business Machines Corp.	1,164,699
		4,764,201
	Diversified Financial Services — 3.7%
26,205	Citigroup, Inc.	1,308,940
41,500	J.P. Morgan Chase & Co.	1,883,270
		3,192,210
	Energy Equipment & Services — 5.6%
41,400	BJ Services Co.	1,575,270
13,650	ENSCO International, Inc.	730,139
46,650	Weatherford International, Ltd.[1]	2,469,185
		4,774,594

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Food & Staples Retailing — 1.4%
40,000	CVS Corp.	$1,188,800
	Health Care Equipment & Supplies — 2.4%
33,975	Medtronic, Inc.	1,702,827
7,000	Varian Medical Systems, Inc.[1]	366,660
		2,069,487
	Health Care Providers & Services — 3.4%
26,750	Caremark Rx, Inc.[1]	1,218,463
15,725	Quest Diagnostics, Inc.	876,354
10,750	WellPoint, Inc.[1]	763,250
		2,858,067
	Hotels, Restaurants & Leisure — 3.5%
30,000	Royal Caribbean Cruises, Ltd.	1,253,700
33,850	Yum! Brands, Inc.	1,749,368
		3,003,068
	Household Durables — 1.8%
12,300	Beazer Homes USA, Inc.[2]	708,849
21,850	Pulte Homes, Inc.[2]	816,098
		1,524,947
	Household Products — 3.8%
41,075	Church & Dwight, Inc.	1,506,220
29,250	Colgate-Palmolive Co.	1,729,260
		3,235,480
	Industrial Conglomerates — 1.1%
10,800	3M Co.	922,644
	Insurance — 6.7%
25,400	Assurant, Inc.[2]	1,223,518
8,475	Everest Re Group, Ltd.	771,225
20,200	Hartford Financial Services Group, Inc.	1,856,986
24,300	Prudential Financial, Inc.	1,898,559
		5,750,288
	Internet Software & Services — 0.8%
1,650	Google, Inc. - Class A1	689,601
	IT Services — 1.6%
47,775	Accenture, Ltd. - Class A2	1,388,819

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Machinery — 4.8%
23,650	Deere & Co.	$2,075,997
19,400	Illinois Tool Works, Inc.	1,992,380
		4,068,377
	Metals & Mining — 2.3%
23,630	BHP Billiton Ltd. ADR	1,076,583
9,815	Phelps Dodge Corp.	845,955
		1,922,538
	Multiline Retail — 1.4%
16,450	Family Dollar Stores, Inc.[2]	411,250
20,500	Nordstrom, Inc.[2]	785,765
		1,197,015
	Multi-Utilities — 1.0%
30,000	Duke Energy Corp.[2]	873,600
	Oil, Gas & Consumable Fuels — 5.1%
30,425	ConocoPhillips	2,035,433
36,695	Exxon Mobil Corp.	2,314,721
		4,350,154
	Pharmaceuticals — 6.0%
21,345	Johnson & Johnson	1,251,030
39,275	Novartis AG ADR	2,258,705
33,000	Wyeth	1,606,110
		5,115,845
	Semiconductors & Semiconductor Equipment — 4.1%
50,550	Altera Corp.[1,2]	1,104,012
31,350	National Semiconductor Corp.	939,873
40,625	Texas Instruments, Inc.	1,410,094
		3,453,979
	Software — 3.9%
24,200	Adobe Systems, Inc.[1]	948,640
41,775	Microsoft Corp.	1,008,866
92,000	Oracle Corp.[1,2]	1,342,280
		3,299,786
	Speciality Retail — 1.2%
16,750	American Eagle Outfitters, Inc.	542,700
17,000	Circuit City Stores, Inc.	488,750
		1,031,450

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Textiles, Apparel & Luxury Goods — 2.2%
22,500	Nike, Inc. - Class B	$1,841,400
	Thrifts & Mortgage Finance — 1.7%
35,450	Countrywide Financial Corp.[2]	1,441,397
	Wireless Telecommunication Services — 1.5%
50,161	Sprint Nextel Corp.	1,243,993
	TOTAL COMMON STOCKS (Cost $67,587,158)	83,112,469
Face Amount
REPURCHASE AGREEMENT — 1.3%
$1,094,339	With Investors Bank & Trust Co., dated 04/28/06, 4.25%, principal and interest in the amount of $1,094,726 due 05/01/06, (collateralized by SBA #505144 with a par value of $1,090,969, coupon rate of 7.625%, due 07/25/25, market value of $1,149,056)	1,094,339
	TOTAL REPURCHASE AGREEMENT (Cost $1,094,339)	1,094,339
INVESTMENTS OF SECURITY LENDING COLLATERAL — 11.7%
424,833	Abbey National PLC, Eurodollar Overnight, 4.77%, due 5/3/06	424,833
396,511	American Beacon Funds, Money Market Fund	396,511
283,222	Bank of America, Bank Note, 4.97%, due 6/19/06	283,222
453,155	BGI Institutional Money Market Fund	453,155
283,222	BNP Paribas, Eurodollar Overnight, 4.76%, due 5/2/06	283,222
283,222	Calyon, Eurodollar Term, 4.91%, due 6/2/06	283,222
226,578	Canadian Imperial Bank of Commerce, Eurodollar Term, 4.97%, due 6/23/06	226,578
283,222	Credit Suisse First Boston Corporation, Eurodollar Term, 4.96%, due 6/16/06	283,222
169,933	Deutsche Bank, Eurodollar Overnight, 4.76%, due 5/1/06	169,933
396,511	Fortis Bank, Eurodollar Overnight, 4.77%, due 5/1/06	396,511
283,222	Lexington Parker Capital Co., Commercial Paper, 4.787%, due 5/4/06	283,222
283,222	Lloyds TSB Bank, Eurodollar Term, 4.81%, due 5/11/06	283,222

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
283,222	Marshall & Ilsley Bank, Eurodollar Term, 4.99%, due 6/23/06	$283,222
509,800	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.865%, due 5/1/06	509,800
509,800	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.865%, due 5/1/06	509,800
283,222	Nordea Bank Finland PLC, Eurodollar Term, 4.97%, due 5/30/06	283,222
279,788	Old Line Funding LLC, Commercial Paper, 4.942%, due 5/15/06	279,788
283,222	Paradigm Funding LLC, Commercial Paper, 4.774%, due 5/1/06	283,222
453,155	Rabobank Nederland, Eurodollar Overnight, 4.82%, due 5/1/06	453,155
424,833	Ranger Funding, Commercial Paper, 4.777%, due 5/1/06	424,833
283,222	Royal Bank of Canada, Eurodollar Overnight, 4.765%, due 5/1/06	283,222
283,222	Royal Bank of Canada, Eurodollar Term, 4.99%, due 6/27/06	283,222
283,222	Royal Bank of Scotland, Eurodollar Term, 4.76%, due 5/8/06	283,222
283,222	Sheffield Receivables Corp., Commercial Paper, 4.814%, due 5/3/06	283,222
283,222	Societe Generale, Eurodollar Term, 4.79%, due 5/10/06	283,222
509,800	Svenska Handlesbanken, Eurodollar Overnight, 4.82%, due 5/1/06	509,800
283,222	The Bank of the West, Eurodollar Term, 4.94%, due 6/16/06	283,222
283,222	UBS AG, Eurodollar Term, 4.95%, due 6/20/06	283,222
283,222	Wells Fargo, Eurodollar Term, 4.86%, due 5/12/06	283,222
424,833	Yorktown Capital LLC, Commercial Paper, 4.835%, due 5/4/06	424,833
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $9,994,304)	9,994,304

TOTAL INVESTMENTS (Cost $78,675,801)[3]	110.7%	$94,201,112
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.7)	(9,090,749)
NET ASSETS	100.0%	$85,110,363

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $78,710,857.

Abbreviations:

ADR — American Depositary Receipt

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2006, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Capital Markets	6.8%	$5,782,553
Insurance	6.7	5,750,288
Pharmaceuticals	6.0	5,115,845
Energy Equipment & Services	5.6	4,774,594
Computers & Peripherals	5.6	4,764,201
Aerospace & Defense	5.5	4,654,946
Oil, Gas & Consumable Fuels	5.1	4,350,154
Machinery	4.8	4,068,377
Semiconductors & Semiconductor Equipment	4.1	3,453,979
Software	3.9	3,299,786
Household Products	3.8	3,235,480
Diversified Financial Services	3.7	3,192,210
Hotels, Restaurants & Leisure	3.5	3,003,068
Health Care Providers & Services	3.4	2,858,067
Air Freight & Logistics	3.1	2,640,615
Communications Equipment	2.5	2,107,240
Health Care Equipment & Supplies	2.4	2,069,487
Metals & Mining	2.3	1,922,538
Textiles, Apparel & Luxury Goods	2.2	1,841,400
Household Durables	1.8	1,524,947
Beverages	1.7	1,456,000
Thrifts & Mortgage Finance	1.7	1,441,397
IT Services	1.6	1,388,819
Biotechnology	1.5	1,269,375
Wireless Telecommunication Services	1.5	1,243,993
Multiline Retail	1.4	1,197,015
Food & Staples Retailing	1.4	1,188,800
Speciality Retail	1.2	1,031,450
Industrial Conglomerates	1.1	922,644
Multi-Utilities	1.0	873,600
Internet Software & Services	0.8	689,601
TOTAL COMMON STOCKS	97.7%	$83,112,469
REPURCHASE AGREEMENT	1.3	1,094,339
INVESTMENTS OF SECURITY LENDING COLLATERAL	11.7	9,994,304
TOTAL INVESTMENTS	110.7%	$94,201,112

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — 95.6%
	Aerospace & Defense — 0.8%
132,190	Innovative Solutions & Support, Inc.[1,2]	$2,091,246
	Apparel Retailers — 1.0%
66,104	Jos. A. Bank Clothiers, Inc.[1,2]	2,776,368
	Automotive — 0.9%
101,090	Tenneco Automotive, Inc.[1]	2,431,214
	Banking — 3.6%
29,140	Corus Bankshares, Inc.[2]	1,950,632
41,570	First Community Bancorp	2,411,060
61,905	Frontier Financial Corp.	2,063,294
45,760	Intervest Bancshares Corp.[1]	1,829,942
56,520	Umpqua Holdings Corp.	1,492,128
		9,747,056
	Basic Industry — 2.3%
53,940	AptarGroup, Inc.	2,826,995
54,220	Mettler-Toledo International, Inc.[1]	3,513,456
		6,340,451
	Beverages, Food & Tobacco — 1.1%
90,740	J & J Snack Foods Corp.	3,107,845
	Chemicals — 2.8%
66,150	Cytec Industries, Inc.	4,000,090
55,790	FMC Corp.	3,546,012
		7,546,102
	Commercial Services — 6.4%
119,770	Gevity HR, Inc.	3,076,891
144,640	Korn/Ferry International[1]	3,037,440
124,080	Labor Ready, Inc.[1]	3,279,434
124,021	PeopleSupport, Inc.[1]	1,332,606
70,740	Steiner Leisure, Ltd.[1]	3,050,309
109,410	Watson Wyatt & Co. Holdings	3,607,248
		17,383,928
	Computer Software & Processing — 3.2%
88,740	Digital Insight Corp.[1]	3,060,643
29,278	F5 Networks, Inc.[1,2]	1,714,520
79,088	SafeNet, Inc.[1,2]	1,588,878
232,040	Secure Computing Corp.[1]	2,494,430
		8,858,471

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Computers & Information — 2.0%
76,830	Global Imaging Systems, Inc.[1,2]	$2,869,600
119,720	NETGEAR, Inc.[1,2]	2,687,714
		5,557,314
	Diversified Financial Services — 1.0%
70,610	Calamos Asset Management, Inc. - Class A	2,736,844
	Education — 0.9%
59,920	Bright Horizons Family Solution, Inc.[1]	2,380,022
	Electronics — 6.9%
68,050	Brady Corp. - Class A	2,447,758
57,970	Cymer, Inc.[1]	2,996,469
95,330	Omnivision Technologies, Inc.[1,2]	2,772,196
63,716	Trimble Navigation, Ltd.[1]	3,018,864
70,620	WESCO International, Inc.[1]	5,296,500
65,120	Woodward Governor Co.	2,230,360
		18,762,147
	Energy — 1.6%
152,042	Brigham Exploration Co.[1]	1,433,756
46,060	Oceaneering International, Inc.[1]	2,811,042
		4,244,798
	Entertainment & Leisure — 1.9%
130,310	Ameristar Casinos, Inc.	3,206,929
49,920	Avid Technology, Inc.[1,2]	1,924,416
		5,131,345
	Financial Services — 2.0%
50,040	FirstFed Financial Corp.[1,2]	3,147,016
83,382	Independent Bank Corp.	2,276,329
		5,423,345
	Food Retailers — 0.9%
34,960	Pantry (The), Inc.[1]	2,314,002
	Health Care — 2.5%
74,133	LCA-Vision, Inc.[2]	4,163,309
39,780	Stericycle, Inc.[1]	2,619,115
		6,782,424

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Health Care Providers — 5.8%
90,760	Amedisys, Inc.[1,2]	$3,009,602
117,720	American Retirement Corp.[1]	2,990,088
62,520	Pediatrix Medical Group, Inc.[1]	3,164,762
85,390	Psychiatric Solutions, Inc.[1]	2,822,993
122,290	VCA Antech, Inc.[1]	3,801,996
		15,789,441
	Heavy Machinery — 2.1%
56,485	Bucyrus International, Inc. - Class A	2,932,136
31,760	Middleby Corp. (The)[1,2]	2,804,726
		5,736,862
	Industrial — 2.3%
85,350	Gardner Denver, Inc.[1]	6,361,135
	Insurance — 4.6%
70,940	AmerUs Group Co.[2]	4,160,631
130,350	Scottish Re Group, Ltd.	3,028,031
51,780	Selective Insurance Group, Inc.[2]	2,882,075
104,470	United America Indemnity, Ltd. - Class A1	2,480,118
		12,550,855
	Medical Supplies — 2.9%
97,600	Cohu, Inc.	1,872,944
81,940	DJ Orthopedics, Inc.[1]	3,257,934
62,550	MTS Systems Corp.	2,799,113
		7,929,991
	Metals — 4.6%
24,730	Carpenter Technology Corp.	2,941,634
86,780	Crane Co.	3,666,455
72,450	NS Group, Inc.[1]	3,623,949
51,375	Quanex Corp.	2,196,795
		12,428,833
	Oil & Gas — 3.9%
289,469	Grey Wolf, Inc.[1,2]	2,257,858
36,770	Holly Corp.	2,837,541
140,780	KCS Energy, Inc.[1]	4,131,893
91,810	Pioneer Drilling Co.[1]	1,488,240
		10,715,532

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Pharmaceuticals — 2.1%
175,620	First Horizon Pharmaceutical Corp.[1,2]	$3,911,057
120,290	PetMed Express, Inc.[1]	1,936,669
		5,847,726
	Real Estate — 1.5%
49,560	Jones Lang Lasalle, Inc.	4,200,706
	REIT — 5.3%
268,500	Equity Inns, Inc.	4,349,700
229,990	Highland Hospitality Corp.	2,966,871
89,590	LaSalle Hotel Properties[2]	3,917,771
194,530	Senior Housing Property Trust	3,340,080
		14,574,422
	Restaurants — 1.9%
130,160	CKE Restaurants, Inc.[2]	2,060,433
102,510	Rare Hospitality International, Inc.[1]	3,190,111
		5,250,544
	Retailers — 3.5%
64,850	GameStop Corp. - Class A1,2	3,060,920
119,750	Insight Enterprises, Inc.[1]	2,367,458
129,110	MarineMax, Inc.[1,2]	4,229,644
		9,658,022
	Technology — 4.8%
106,263	Benchmark Electronics, Inc.[1,2]	2,900,980
74,680	Digital River, Inc.[1,2]	3,251,567
134,260	Internet Security Systems, Inc.[1]	3,012,794
179,420	Methode Electronics, Inc.	1,758,316
54,220	MICROS Systems, Inc.[1]	2,266,396
		13,190,053
	Technology Systems/Semi Conductors — 1.2%
80,670	Diodes, Inc.[1]	3,286,496
	Telecommunications — 1.8%
186,260	Powerwave Technologies, Inc.[1,2]	2,076,799
194,390	Tekelec[1]	2,775,889
		4,852,688
	Telephone Systems — 1.7%
134,912	Brightpoint, Inc.[1,2]	4,516,854

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Textiles, Clothing & Fabrics — 0.8%
116,210	True Religion Apparel, Inc.[1,2]	$2,260,285
	Transportation — 0.8%
119,680	OMI Corp.[2]	2,307,430
	Trucking — 1.3%
91,112	Greenbrier Cos., Inc.	3,658,147
	Utilities — 0.9%
66,850	Energen Corp.	2,357,800
	TOTAL COMMON STOCKS (Cost $191,125,449)	261,088,744
Face Amount
REPURCHASE AGREEMENT — 4.5%
$12,213,698	With Investors Bank & Trust Co., dated 4/28/06, 4.25%, principal and interest in the amount of $12,218,024, due 5/1/06, (collateralized by FHR #2807FR with a par value of $957,505, coupon rate of 5.45125%, due 12/15/31, market value of $959,968, G281018 with a par value of $3,897,905, coupon rate of 5.45125%, due 8/20/34, market value of $3,943,377 SBA #505945 with a par value of $3,897,905, coupon rate of 5%, due 8/20/34, market value of $3,973,910 and SPA #506158 with a par value $3,634,762, coupon rate of 8.125%, due 09/25/22, market value of $3,672,128)	12,213,698
	TOTAL REPURCHASE AGREEMENT (Cost $12,213,698)	12,213,698
INVESTMENTS OF SECURITY LENDING COLLATERAL — 24.8%
2,880,617	Abbey National PLC, Eurodollar Overnight, 4.77%, due 5/3/06	2,880,617
2,688,576	American Beacon Funds, Money Market Fund	2,688,576
1,920,411	Bank of America, Bank Note, 4.97%, due 6/19/06	1,920,411
3,072,658	BGI Institutional Money Market Fund	3,072,658
1,920,411	BNP Paribas, Eurodollar Overnight, 4.76%, due 5/2/06	1,920,411
1,920,411	Calyon, Eurodollar Term, 4.91%, due 6/2/06	1,920,411
1,536,329	Canadian Imperial Bank of Commerce, Eurodollar Term, 4.97%, due 6/23/06	1,536,329

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
1,920,411	Credit Suisse First Boston Corporation, Eurodollar Term, 4.96%, due 6/16/06	$1,920,411
1,152,247	Deutsche Bank, Eurodollar Overnight, 4.76%, due 5/1/06	1,152,247
2,688,576	Fortis Bank, Eurodollar Overnight, 4.77%, due 5/1/06	2,688,576
1,920,412	Lexington Parker Capital Co., Commercial Paper, 4.787%, due 5/4/06	1,920,412
1,920,412	Lloyds TSB Bank, Eurodollar Term, 4.81%, due 5/11/06	1,920,412
1,920,412	Marshall & Ilsley Bank, Eurodollar Term, 4.99%, due 6/23/06	1,920,412
3,456,740	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.865%, due 5/1/06	3,456,740
3,456,740	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.865%, due 5/1/06	3,456,740
1,920,412	Nordea Bank Finland PLC, Eurodollar Term, 4.97%, due 5/30/06	1,920,412
1,897,124	Old Line Funding LLC, Commercial Paper, 4.942%, due 5/15/06	1,897,124
1,920,412	Paradigm Funding LLC, Commercial Paper, 4.774%, due 5/1/06	1,920,412
3,072,658	Rabobank Nederland, Eurodollar Overnight, 4.82%, due 5/1/06	3,072,658
2,880,617	Ranger Funding, Commercial Paper, 4.777%, due 5/1/06	2,880,617
1,920,412	Royal Bank of Canada, Eurodollar Overnight, 4.765%, due 5/1/06	1,920,412
1,920,412	Royal Bank of Canada, Eurodollar Term, 4.99%, due 6/27/06	1,920,412
1,920,412	Royal Bank of Scotland, Eurodollar Term, 4.76%, due 5/8/06	1,920,412
1,920,411	Sheffield Receivables Corp., Commercial Paper, 4.814%, due 5/3/06	1,920,411
1,920,411	Societe Generale, Eurodollar Term, 4.79%, due 5/10/06	1,920,411
3,456,740	Svenska Handlesbanken, Eurodollar Overnight, 4.82%, due 5/1/06	3,456,740
1,920,411	The Bank of the West, Eurodollar Term, 4.94%, due 6/16/06	1,920,411
1,920,411	UBS AG, Eurodollar Term, 4.95%, due 6/20/06	1,920,411

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$1,920,411	Wells Fargo, Eurodollar Term, 4.86%, due 5/12/06	$1,920,411
2,880,617	Yorktown Capital LLC, Commercial Paper, 4.835%, due 5/4/06	2,880,617
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $67,767,234)	67,767,234

TOTAL INVESTMENTS (Cost $271,106,381)[3]	124.9%	$341,069,676
LIABILITIES IN EXCESS OF OTHER ASSETS	(24.9)	(67,955,550)
NET ASSETS	100.0%	$273,114,126

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $271,230,366.

Abbreviations:

FHR — Federal Home Loan Mortgage Corporation REMIC

REIT — Real Estate Investment Trust

SBA — Small Business Administration

SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2006, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Electronics	6.9%	$18,762,147
Commercial Services	6.4	17,383,928
Health Care Providers	5.8	15,789,441
REIT	5.3	14,574,422
Technology	4.8	13,190,053
Insurance	4.6	12,550,855
Metals	4.6	12,428,833
Oil & Gas	3.9	10,715,532
Banking	3.6	9,747,056
Retailers	3.5	9,658,022
Computer Software & Processing	3.2	8,858,471
Medical Supplies	2.9	7,929,991
Chemicals	2.8	7,546,102
Health Care	2.5	6,782,424
Industrial	2.3	6,361,135
Basic Industry	2.3	6,340,451
Pharmaceuticals	2.1	5,847,726
Heavy Machinery	2.1	5,736,862
Computers & Information	2.0	5,557,314
Financial Services	2.0	5,423,345
Restaurants	1.9	5,250,544
Entertainment & Leisure	1.9	5,131,345
Telecommunications	1.8	4,852,688
Telephone Systems	1.7	4,516,854
Energy	1.6	4,244,798
Real Estate	1.5	4,200,706
Trucking	1.3	3,658,147
Technology Systems/Semi Conductors	1.2	3,286,496
Beverages, Food & Tobacco	1.1	3,107,845
Apparel Retailers	1.0	2,776,368
Diversified Financial Services	1.0	2,736,844
Automotive	0.9	2,431,214
Education	0.9	2,380,022
Utilities	0.9	2,357,800
Food Retailers	0.9	2,314,002
Transportation	0.8	2,307,430
Textiles, Clothing & Fabrics	0.8	2,260,285
Aerospace & Defense	0.8	2,091,246
TOTAL COMMON STOCKS	95.6%	$261,088,744
REPURCHASE AGREEMENT	4.5	12,213,698
INVESTMENTS OF SECURITY LENDING COLLATERAL	24.8	67,767,234
TOTAL INVESTMENTS	124.9%	$341,069,676

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — 95.5%
	Aerospace & Defense — 2.6%
15,824	Honeywell International, Inc.	$672,520
5,637	Lockheed Martin Corp.[1]	427,848
		1,100,368
	Automotive — 1.1%
3,837	Toyota Motor Corp., Sponsored ADR	449,428
	Banking — 3.3%
5,668	SunTrust Banks, Inc.	438,306
15,917	Wachovia Corp.[2]	952,633
		1,390,939
	Beverages, Food & Tobacco — 3.9%
17,391	Altria Group, Inc.	1,272,326
8,779	Coca-Cola Co. (The)	368,367
		1,640,693
	Commercial Services — 0.9%
11,168	RR Donnelley & Sons Co.	376,250
	Computers & Information — 2.4%
12,083	International Business Machines Corp.	994,914
	Consumer Services — 1.4%
21,273	Disney (Walt) Co.	594,793
	Cosmetics & Personal Care — 2.0%
14,447	Procter & Gamble Co. (The)	840,960
	Electric Utilities — 3.5%
22,900	Duke Energy Corp.[2]	666,848
19,989	PG&E Corp.	796,362
		1,463,210
	Electrical Equipment — 1.0%
5,225	Emerson Electric Co.	443,864
	Energy — 4.2%
28,001	Exxon Mobil Corp.	1,766,303
	Financial Services — 18.6%
22,332	Bank of America Corp.	1,114,813
11,891	CIT Group, Inc.	642,233
32,582	Citigroup, Inc.	1,627,471
11,168	Fannie Mae	565,101
5,684	Goldman Sachs Capital, Inc.	911,088

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Financial Services — (Continued)
36,586	J.P. Morgan Chase & Co.	$1,660,273
17,391	Merrill Lynch & Co., Inc.	1,326,238
		7,847,217
	Health Care — 1.0%
7,098	Johnson & Johnson	416,014
	Heavy Machinery — 0.9%
21,055	Applied Materials, Inc.[2]	377,937
	Insurance — 12.6%
17,944	Aetna, Inc.	690,844
20,139	American International Group, Inc.	1,314,070
13,775	Aspen Insurance Holdings, Ltd.	335,421
9,696	Hartford Financial Services Group, Inc.	891,353
6,223	Loews Corp.	660,571
12,807	Prudential Financial, Inc.	1,000,611
6,525	XL Capital, Ltd. - Class A	429,932
		5,322,802
	Metals — 1.6%
4,815	BHP Billiton Ltd. ADR	219,371
5,112	Phelps Dodge Corp.	440,603
		659,974
	Oil & Gas — 9.2%
3,100	Ashland, Inc.	204,042
8,041	ENSCO International, Inc.	430,113
14,730	Halliburton Co.[2]	1,151,150
11,336	Nabors Industries, Ltd.[1]	423,173
9,696	Occidental Petroleum Corp.	996,167
8,612	Tidewater, Inc.	501,563
2,490	Valero Energy Corp.	161,203
		3,867,411
	Pharmaceuticals — 5.3%
7,139	GlaxoSmithKline PLC ADR[2]	406,066
44,280	Pfizer, Inc.	1,121,612
14,394	Wyeth	700,556
		2,228,234
	Process Industries — 2.2%
27,447	General Electric Co.	949,392

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Producer Manufacturing — 1.6%
8,055	Johnson Controls, Inc.	$656,885
	REIT — 1.6%
4,497	General Growth Properties, Inc.	211,134
21,223	Host Marriott Corp.[2]	446,108
		657,242
	Retailers — 3.2%
14,086	J.C. Penney Co., Inc. (Holding Co.)	922,070
8,610	Sherwin-Williams Co. (The)	438,593
		1,360,663
	Technology — 2.0%
21,223	Cisco Systems, Inc.[1]	444,622
16,280	Microsoft Corp.[2]	393,162
		837,784
	Telecommunications — 3.2%
31,108	AT&T, Inc.	815,341
25,975	Motorola, Inc.	554,566
		1,369,907
	Telephone Systems — 2.4%
30,751	Verizon Communications, Inc.	1,015,706
	Transportation — 2.1%
7,308	Burlington Northern Santa Fe Corp.	581,205
12,398	JB Hunt Transport Services, Inc.	295,444
		876,649
	Utilities — 1.7%
13,361	Constellation Energy Group, Inc.	733,786
	TOTAL COMMON STOCKS (Cost $35,017,175)	40,239,325

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENT — 4.8%
$2,020,389	With Investors Bank & Trust Co., dated 04/28/06, 4.25%, principal and interest in the amount of $2,021,105 due 05/01/06, (collateralized by SBA #506098 with a par value of $1,980,175, coupon rate of 8.375%, due 07/25/14, market value of $2,121,409)	$2,020,389
	TOTAL REPURCHASE AGREEMENT (Cost $2,020,389)	2,020,389
INVESTMENTS OF SECURITY LENDING COLLATERAL — 9.1%
162,283	Abbey National PLC, Eurodollar Overnight, 4.77%, due 5/3/06	162,283
151,464	American Beacon Funds, Money Market Fund	151,464
108,189	Bank of America, Bank Note, 4.97%, due 6/19/06	108,189
173,102	BGI Institutional Money Market Fund	173,102
108,189	BNP Paribas, Eurodollar Overnight, 4.76%, due 5/2/06	108,189
108,189	Calyon, Eurodollar Term, 4.91%, due 6/2/06	108,189
86,551	Canadian Imperial Bank of Commerce, Eurodollar Term, 4.97%, due 6/23/06	86,551
108,189	Credit Suisse First Boston Corporation, Eurodollar Term, 4.96%, due 6/16/06	108,189
64,913	Deutsche Bank, Eurodollar Overnight, 4.76%, due 5/1/06	64,913
151,464	Fortis Bank, Eurodollar Overnight, 4.77%, due 5/1/06	151,464
108,189	Lexington Parker Capital Co., Commercial Paper, 4.787%, due 5/4/06	108,189
108,189	Lloyds TSB Bank, Eurodollar Term, 4.81%, due 5/11/06	108,189
108,189	Marshall & Ilsley Bank, Eurodollar Term, 4.99%, due 6/23/06	108,189
194,740	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.865%, due 5/1/06	194,740
194,740	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.865%, due 5/1/06	194,740
108,189	Nordea Bank Finland PLC, Eurodollar Term, 4.97%, due 5/30/06	108,189
106,877	Old Line Funding LLC, Commercial Paper, 4.942%, due 5/15/06	106,877
108,189	Paradigm Funding LLC, Commercial Paper, 4.774%, due 5/1/06	108,189

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$173,102	Rabobank Nederland, Eurodollar Overnight, 4.82%, due 5/1/06	$173,102
162,283	Ranger Funding, Commercial Paper, 4.777%, due 5/1/06	162,283
108,189	Royal Bank of Canada, Eurodollar Overnight, 4.765%, due 5/1/06	108,189
108,189	Royal Bank of Canada, Eurodollar Term, 4.99%, due 6/27/06	108,189
108,189	Royal Bank of Scotland, Eurodollar Term, 4.76%, due 5/8/06	108,189
108,189	Sheffield Receivables Corp., Commercial Paper, 4.814%, due 5/3/06	108,189
108,189	Societe Generale, Eurodollar Term, 4.79%, due 5/10/06	108,189
194,740	Svenska Handlesbanken, Eurodollar Overnight, 4.82%, due 5/1/06	194,740
108,189	The Bank of the West, Eurodollar Term, 4.94%, due 6/16/06	108,189
108,189	UBS AG, Eurodollar Term, 4.95%, due 6/20/06	108,189
108,189	Wells Fargo, Eurodollar Term, 4.86%, due 5/12/06	108,189
162,283	Yorktown Capital LLC, Commercial Paper, 4.835%, due 5/4/06	162,283
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,817,755)	3,817,755

TOTAL INVESTMENTS (Cost $40,855,319)[3]	109.4%	$46,077,469
LIABILITIES IN EXCESS OF OTHER ASSETS	(9.4)	(3,964,077)
NET ASSETS	100.0%	$42,113,392

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $40,964,083.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2006, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Financial Services	18.6%	$7,847,217
Insurance	12.6	5,322,802
Oil & Gas	9.2	3,867,411
Pharmaceuticals	5.3	2,228,234
Energy	4.2	1,766,303
Beverages, Food & Tobacco	3.9	1,640,693
Electric Utilities	3.5	1,463,210
Banking	3.3	1,390,939
Telecommunications	3.2	1,369,907
Retailers	3.2	1,360,663
Aerospace & Defense	2.6	1,100,368
Telephone Systems	2.4	1,015,706
Computers & Information	2.4	994,914
Process Industries	2.2	949,392
Transportation	2.1	876,649
Cosmetics & Personal Care	2.0	840,960
Technology	2.0	837,784
Utilities	1.7	733,786
Metals	1.6	659,974
REIT	1.6	657,242
Producer Manufacturing	1.6	656,885
Consumer Services	1.4	594,793
Automotive	1.1	449,428
Electrical Equipment	1.0	443,864
Health Care	1.0	416,014
Heavy Machinery	0.9	377,937
Commercial Services	0.9	376,250
TOTAL COMMON STOCKS	95.5%	$40,239,325
REPURCHASE AGREEMENT	4.8	2,020,389
INVESTMENTS OF SECURITY LENDING COLLATERAL	9.1	3,817,755
TOTAL INVESTMENTS	109.4%	$46,077,469

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — 98.6%
	Japan — 22.2%
195,650	ACOM Co., Ltd.	$11,409,265
852,565	Ajinomoto Co., Inc.	10,617,285
184,000	Daito Trust Construction Co., Ltd.	9,566,416
1,806	East Japan Railway Co.	14,100,329
385,275	FamilyMart Co., Ltd.	11,165,920
50,400	Funai Electric Co Ltd.	5,209,748
618,542	JS Group Corp.	13,770,728
747,404	Kuraray Co., Ltd.	9,222,348
1,313,000	Osaka Gas Co., Ltd.	4,912,291
725,000	Ricoh Company Ltd.	14,389,848
406,112	Sega Sammy Holdings, Inc.	16,192,407
1,669,817	Sumitomo Chemical Co., Ltd.	14,635,554
1,525,023	Sumitomo Trust & Banking Co., Ltd. (The)	16,232,625
211,668	Takeda Pharmaceutical Co., Ltd.	12,938,210
168,988	Takefuji Corp.	10,982,402
173,500	TIS, Inc.	5,211,171
316,584	Toyota Motor Corp.	18,517,099
208,000	Uni-Charm Corp.	11,928,512
		211,002,158
	United Kingdom — 14.1%
846,356	Aviva PLC	12,362,414
1,637,172	BP Amoco PLC	20,196,671
1,406,099	Cattles PLC	9,679,447
1,912,574	Centrica PLC	10,419,427
161,272	GlaxoSmithKline PLC	4,576,002
2,794,027	Misys PLC	10,597,700
1,053,700	Prudential PLC	12,364,689
275,252	Rio Tinto PLC	15,138,383
487,190	Royal Bank of Scotland Group PLC	15,911,518
280,100	Travis Perkins PLC	8,034,512
6,168,938	Vodafone Group PLC	14,567,930
		133,848,693
	Germany — 13.2%
89,400	Allianz AG	14,966,840
165,883	BASF AG1	14,222,532
258,736	Bayerische Motoren Werke AG	14,072,024
151,507	Continental AG	18,037,998
135,215	E.On AG1,2	16,466,787
228,000	Hannover Rueckversicherung AG	8,453,881
107,599	Henkel KGaA Preferred	12,939,394

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Germany — (Continued)
156,227	Metro AG	$8,849,610
185,172	Siemens AG Reg.	17,520,975
		125,530,041
	France — 12.4%
107,341	Assurances Generales De France	13,569,225
392,156	Axa[1]	14,392,103
99,900	BNP Paribas	9,439,935
9,990	BNP Paribas[1]	911,855
121,200	Casino Guichard Perrachon	9,656,009
213,804	Compagnie de Saint-Gobain	16,035,753
302,752	France Telecom SA	7,069,930
89,136	LaFarge SA, ADR	10,964,263
133,000	Sanofi-Aventis	12,542,512
76,962	Societe BIC SA	5,408,206
64,583	Total SA	17,859,958
		117,849,749
	Netherlands — 7.4%
229,485	Akzo Nobel N.V.	13,213,614
395,205	ING Groep N.V., Sponsored ADR	16,084,534
893,286	Reed Elsevier N.V.	13,241,893
324,298	Royal Dutch Shell PLC - Class A	11,120,272
136,268	TNT NV, ADR	4,911,099
165,304	Unilever N.V., Sponsored ADR	11,939,346
		70,510,758
	Ireland — 3.2%
460,909	Allied Irish Banks PLC	11,117,951
376,470	CRH PLC	13,821,177
224,504	Irish Life & Permanent PLC	5,726,996
		30,666,124
	Switzerland — 2.9%
32,819	Nestle SA Reg.	10,009,504
72,509	Zurich Financial Services AG1	17,641,986
		27,651,490
	Canada — 2.7%
177,500	Alcan, Inc.	9,268,324
349,003	CGI Group, Inc.[1]	2,522,199
242,197	Talisman Energy, Inc.	13,677,670
		25,468,193

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Sweden — 2.7%
548,700	Assa Abloy AB - Class B	$10,624,907
1,135,191	Nordea AB	14,685,772
		25,310,679
	Italy — 2.5%
322,733	ENI SPA	9,853,271
1,134,098	Mediaset SPA	14,350,704
		24,203,975
	Hong Kong — 2.1%
4,088,110	Global Bio-Chem Technology Group Co., Ltd.	2,135,458
954,000	HSBC Holdings Plc	16,266,467
1,003,500	Techtronic Industries Co	1,682,574
		20,084,499
	Australia — 1.9%
1,477,000	Goodman Fielder, Ltd.[1]	2,491,175
2,369,347	John Fairfax Holdings, Ltd.	7,020,434
3,149,894	Qantas Airways, Ltd.	8,280,237
		17,791,846
	South Korea — 1.8%
110,300	Honam Petrochemical Corp.	7,016,539
15,000	Samsung Electronics	10,241,730
		17,258,269
	Norway — 1.8%
97,933	Norsk Hydro ASA	15,074,680
128,216	Yara International ASA	2,064,075
		17,138,755
	Spain — 1.4%
886,788	Banco Santander Central Hispano SA	13,749,705
	Greece — 1.4%
518,000	Public Power Corp.	13,266,229
	Singapore — 1.3%
1,423,000	Neptune Orient Lines, Ltd.	2,052,274
5,933,000	Singapore Telecommunications, Ltd.	10,283,016
		12,335,290
	Taiwan — 1.1%
15,536,000	United Microelectronics Corp.	10,809,854

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Israel — 1.0%
225,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR[2]	$9,112,500
	Denmark — 0.9%
387,000	H. Lundbeck AS	8,736,926
	China — 0.6%
16,500,810	China Telecom Corp., Ltd. - Class H	5,746,222
	TOTAL COMMON STOCKS (Cost $634,018,821)	938,071,955
Face Amount
REPURCHASE AGREEMENT — 0.5%
$4,338,520	With Investors Bank & Trust Co.,With Investors Bank & Trust Co., dated 04/28/06, 4.25%, principal and interest in the amount of $4,340,056 due 05/01/06, (collateralized by SBA #505310 with a par value of $1,694,632, coupon rate of 7.625%, due 11/25/25, market value of $1,828,794, SBA #506218 with a par value of $2,508,338, coupon rate of 8.125%, due 11/25/22, market value of $2,726,652)	4,338,520
	TOTAL REPURCHASE AGREEMENT (Cost $4,338,520)	4,338,520
INVESTMENTS OF SECURITY LENDING COLLATERAL — 2.6%
1,050,025	Abbey National PLC, Eurodollar Overnight, 4.77%, due 5/3/06	1,050,025
980,023	American Beacon Funds, Money Market Fund	980,023
700,017	Bank of America, Bank Note, 4.97%, due 6/19/06	700,017
1,120,027	BGI Institutional Money Market Fund	1,120,027
700,017	BNP Paribas, Eurodollar Overnight, 4.76%, due 5/2/06	700,017
700,017	Calyon, Eurodollar Term, 4.91%, due 6/2/06	700,017
560,013	Canadian Imperial Bank of Commerce, Eurodollar Term, 4.97%, due 6/23/06	560,013
700,017	Credit Suisse First Boston Corporation, Eurodollar Term, 4.96%, due 6/16/06	700,017
420,010	Deutsche Bank, Eurodollar Overnight, 4.76%, due 5/1/06	420,010

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$980,023	Fortis Bank, Eurodollar Overnight, 4.77%, due 5/1/06	$980,023
700,017	Lexington Parker Capital Corp., Commercial Paper, 4.787%, due 5/4/06	700,017
700,017	Lloyds TSB Bank, Eurodollar Term, 4.81%, due 5/11/06	700,017
700,017	Marshall & Ilsley Bank, Eurodollar Term, 4.99%, due 6/23/06	700,017
1,260,030	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.865%, due 5/1/06	1,260,030
1,260,030	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.865%, due 5/1/06	1,260,030
700,017	Nordea Bank Finland PLC, Eurodollar Term, 4.97%, due 5/30/06	700,017
691,528	Old Line Funding LLC, Commercial Paper, 4.942%, due 5/15/06	691,528
700,017	Paradigm Funding LLC, Commercial Paper, 4.774%, due 5/1/06	700,017
1,120,027	Rabobank Nederland, Eurodollar Overnight, 4.82%, due 5/1/06	1,120,027
1,050,025	Ranger Funding, Commercial Paper, 4.777%, due 5/1/06	1,050,025
700,017	Royal Bank of Canada, Eurodollar Overnight, 4.765%, due 5/1/06	700,017
700,017	Royal Bank of Canada, Eurodollar Term, 4.99%, due 6/27/06	700,017
700,017	Royal Bank of Scotland, Eurodollar Term, 4.76%, due 5/8/06	700,017
700,017	Sheffield Receivables Corp., Commercial Paper, 4.814%, due 5/3/06	700,017
700,017	Societe Generale, Eurodollar Term, 4.79%, due 5/10/06	700,017
1,260,030	Svenska Handlesbanken, Eurodollar Overnight, 4.82%, due 5/1/06	1,260,030
700,017	The Bank of the West, Eurodollar Term, 4.94%, due 6/16/06	700,017
700,017	UBS AG, Eurodollar Term, 4.95%, due 6/20/06	700,017
700,017	Wells Fargo, Eurodollar Term, 4.86%, due 5/12/06	700,017

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$1,050,025	Yorktown Capital LLC, Commercial Paper, 4.835%, due 5/4/06	$1,050,025
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $24,702,105)	24,702,105

TOTAL INVESTMENTS (Cost $663,059,446)[3]	101.7%	$967,112,580
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)	(16,190,162)
NET ASSETS	100.0%	$950,922,418

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $663,873,408.

Abbreviations:

ADR — American Depositary Receipt

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2006, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Banking	8.6%	$82,191,552
Insurance	8.6	81,874,344
Finance	6.9	65,174,316
Energy	5.6	53,131,309
Chemicals	5.4	51,152,314
Automotive	5.3	50,627,121
Industrial	4.7	44,520,991
Pharmaceuticals	4.1	39,169,224
Telecommunications	4.0	37,667,098
Media - Broadcasting & Publishing	3.6	34,613,031
Retailers	3.5	33,693,200
Oil & Gas	3.3	31,392,970
Computers & Information	2.9	27,509,747
Heavy Machinery	2.8	26,128,658
Cosmetics & Personal Care	2.6	24,867,906
Mining	2.6	24,406,707
Beverages, Food & Tobacco	2.4	23,117,964
Building Materials	2.3	21,805,240
Transportation	2.2	21,063,702
Miscellaneous	1.8	17,347,552
Financial Services	1.8	16,709,398
Utilities	1.7	16,466,787
Entertainment & Leisure	1.7	16,192,407
Electronics	1.7	16,019,602
Electric	1.4	13,266,229
Electrical Equipment	1.1	10,241,730
Food Retailers	1.0	9,656,009
Real Estate	1.0	9,566,416
Textiles, Clothing & Fabrics	1.0	9,222,348
Health Care	0.9	8,736,926
Airlines	0.9	8,280,237
Commercial Services	0.5	5,211,171
Gas	0.5	4,912,291
Biotechnology	0.2	2,135,458
TOTAL COMMON STOCKS	98.6%	$938,071,955
REPURCHASE AGREEMENT	0.5	4,338,520
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.6	24,702,105
TOTAL INVESTMENTS	101.7%	$967,112,580

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — 97.1%
	Japan — 21.4%
152,000	ACOM Co., Ltd.	$8,863,830
742,000	Ajinomoto Co., Inc.	9,240,381
153,000	Daito Trust Construction Co., Ltd.	7,954,683
1,567	East Japan Railway Co.	12,234,339
339,000	FamilyMart Co., Ltd.	9,824,793
42,300	Funai Electric Co Ltd.	4,372,467
507,000	JS Group Corp.	11,287,446
627,000	Kuraray Co., Ltd.	7,736,662
2,749,000	Osaka Gas Co., Ltd.	10,284,758
605,000	Ricoh Company Ltd.	12,008,080
324,000	Sega Sammy Holdings, Inc.	12,918,456
1,397,000	Sumitomo Chemical Co., Ltd.	12,244,377
1,262,000	Sumitomo Trust & Banking Co., Ltd. (The)	13,432,960
183,200	Takeda Pharmaceutical Co., Ltd.	11,198,103
120,300	Takefuji Corp.	7,818,206
135,600	TIS, Inc.	4,072,823
263,600	Toyota Motor Corp.	15,418,048
173,000	Uni-Charm Corp.	9,921,310
		180,831,722
	United Kingdom — 14.0%
678,100	Aviva PLC	9,904,760
1,375,699	BP Amoco PLC	16,971,057
1,223,000	Cattles PLC	8,419,011
1,550,078	Centrica PLC	8,444,601
308,127	GlaxoSmithKline PLC	8,742,931
2,273,230	Misys PLC	8,622,325
915,000	Prudential PLC	10,737,108
239,300	Rio Tinto PLC	13,161,086
414,150	Royal Bank of Scotland Group PLC	13,526,048
240,300	Travis Perkins PLC	6,892,871
5,188,231	Vodafone Group PLC	12,251,993
		117,673,791
	France — 13.2%
84,676	Air France-KLM	1,970,963
120,647	Assurances Generales De France	15,251,267
408,700	Axa[1]	14,999,267
83,900	BNP Paribas	7,928,033
8,390	BNP Paribas[1]	765,812
104,100	Casino Guichard Perrachon	8,293,651
160,997	Compagnie de Saint-Gobain	12,075,116

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	France — (Continued)
439,583	France Telecom SA	$10,265,237
77,483	LaFarge SA, ADR	9,530,874
115,600	Sanofi-Aventis	10,901,612
58,749	Societe BIC SA	4,128,358
54,298	Total SA	15,015,717
		111,125,907
	Germany — 12.6%
82,600	Allianz AG	13,828,423
138,361	BASF AG1	11,862,842
216,681	Bayerische Motoren Werke AG	11,784,754
124,006	Continental AG	14,763,806
109,751	E.On AG1	13,365,724
188,900	Hannover Rueckversicherung AG2	7,004,114
106,300	Henkel KGaA Preferred	12,783,182
108,188	Metro AG	6,128,400
153,300	Siemens AG Reg.	14,505,246
		106,026,491
	Netherlands — 8.3%
193,094	Akzo Nobel N.V.	11,118,241
374,500	ING Groep N.V., Sponsored ADR	15,241,856
773,404	Reed Elsevier N.V.[2]	11,464,786
354,816	Royal Dutch Shell PLC - Class A	12,166,743
284,922	TNT N.V.	10,258,920
136,084	Unilever N.V., Sponsored ADR	9,828,885
		70,079,431
	Ireland — 3.2%
457,893	Allied Irish Banks PLC	11,045,200
298,145	CRH PLC	10,945,666
29,149	CRH PLC (London Exchange)	1,071,973
166,319	Irish Life & Permanent PLC	4,242,723
		27,305,562
	Switzerland — 2.7%
29,727	Nestle SA Reg.	9,066,471
56,223	Zurich Financial Services AG1	13,679,479
		22,745,950

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Canada — 2.4%
148,900	Alcan, Inc.	$7,774,949
295,000	CGI Group, Inc.[1]	2,131,926
178,331	Talisman Energy, Inc.	10,070,944
		19,977,819
	Sweden — 2.4%
424,000	Assa Abloy AB - Class B	8,210,243
909,411	Nordea AB	11,764,895
		19,975,138
	Italy — 2.4%
106,649	ENI SPA	3,256,071
91,940	ENI SPA Sponsored ADR[2]	5,627,648
866,340	Mediaset SPA	10,962,535
		19,846,254
	Hong Kong — 2.0%
2,954,000	Global Bio-Chem Technology Group Co., Ltd.	1,543,046
823,700	HSBC Holdings Plc	14,044,748
863,000	Techtronic Industries Co	1,446,997
		17,034,791
	Australia — 1.8%
1,168,000	Goodman Fielder, Ltd.[1]	1,970,001
2,318,111	John Fairfax Holdings, Ltd.	6,868,621
2,502,334	Qantas Airways, Ltd.	6,577,973
		15,416,595
	Norway — 1.8%
90,667	Norsk Hydro ASA	13,956,236
67,667	Yara International ASA	1,089,332
		15,045,568
	South Korea — 1.6%
67,000	Honam Petrochemical Corp.	4,262,087
13,000	Samsung Electronics	8,876,166
		13,138,253
	Spain — 1.4%
781,000	Banco Santander Central Hispano SA	12,109,455

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Singapore — 1.4%
1,082,000	Neptune Orient Lines, Ltd.	$1,560,478
5,779,000	Singapore Telecommunications, Ltd.	10,016,105
		11,576,583
	Greece — 1.2%
404,000	Public Power Corp.	10,346,634
	Taiwan — 1.1%
13,060,000	United Microelectronics Corp.	9,087,068
	Israel — 0.9%
193,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR[2]	7,816,500
	Denmark — 0.8%
312,000	H. Lundbeck AS	7,043,723
	China — 0.5%
13,146,000	China Telecom Corp., Ltd. - Class H	4,577,947
	TOTAL COMMON STOCKS (Cost $605,360,083)	818,781,182
Face Amount
REPURCHASE AGREEMENT — 1.8%
$15,108,313	With Investors Bank & Trust Co., dated 04/28/06, 4.25%, principal and interest in the amount of $15,113,664 due 05/01/06, (collateralized by FHR #2471 with a par value of $2,483,752, coupon rate of 5.451%, due 01/25/28, market value of $2,514,362, SBA #506241 with a par value of $4,092,621, coupon rate of 8.125%, due 03/15/32, market value of $4,470,508, SBA #506051 with a par value of $4,098,518, coupon rate of 7.875%, due 06/25/23,market value of $4,438,490 and SBA #506927 with a par value of $4,073,970, coupon rate of 7.875%, due 01/25/24, market value of $4,440,369)	15,108,313
	TOTAL REPURCHASE AGREEMENT (Cost $15,108,313)	15,108,313
INVESTMENTS OF SECURITY LENDING COLLATERAL — 2.7%
972,873	Abbey National PLC, Eurodollar Overnight, 4.77%, due 5/3/06	972,873
908,015	American Beacon Funds, Money Market Fund	908,015
648,581	Bank of America, Bank Note, 4.97%, due 6/19/06	648,581

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$1,037,730	BGI Institutional Money Market Fund	$1,037,730
648,581	BNP Paribas, Eurodollar Overnight, 4.76%, due 5/2/06	648,581
648,581	Calyon, Eurodollar Term, 4.91%, due 6/2/06	648,581
518,865	Canadian Imperial Bank of Commerce, Eurodollar Term, 4.97%, due 6/23/06	518,865
648,581	Credit Suisse First Boston Corporation, Eurodollar Term, 4.96%, due 6/16/06	648,581
389,149	Deutsche Bank, Eurodollar Overnight, 4.76%, due 5/1/06	389,149
908,014	Fortis Bank, Eurodollar Overnight, 4.77%, due 5/1/06	908,014
648,581	Lexington Parker Capital Corp., Commercial Paper, 4.787%, due 5/4/06	648,581
648,581	Lloyds TSB Bank, Eurodollar Term, 4.81%, due 5/11/06	648,581
648,581	Marshall & Ilsley Bank, Eurodollar Term, 4.99%, due 6/23/06	648,581
1,167,446	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.865%, due 5/1/06	1,167,446
1,167,446	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.865%, due 5/1/06	1,167,446
648,581	Nordea Bank Finland PLC, Eurodollar Term, 4.97%, due 5/30/06	648,581
640,716	Old Line Funding LLC, Commercial Paper, 4.942%, due 5/15/06	640,716
648,581	Paradigm Funding LLC, Commercial Paper, 4.774%, due 5/1/06	648,581
1,037,730	Rabobank Nederland, Eurodollar Overnight, 4.82%, due 5/1/06	1,037,730
972,872	Ranger Funding, Commercial Paper, 4.777%, due 5/1/06	972,872
648,581	Royal Bank of Canada, Eurodollar Overnight, 4.765%, due 5/1/06	648,581
648,581	Royal Bank of Canada, Eurodollar Term, 4.99%, due 6/27/06	648,581
648,581	Royal Bank of Scotland, Eurodollar Term, 4.76%, due 5/8/06	648,581
648,581	Sheffield Receivables Corp., Commercial Paper, 4.814%, due 5/3/06	648,581
648,581	Societe Generale, Eurodollar Term, 4.79%, due 5/10/06	648,581

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$1,167,446	Svenska Handlesbanken, Eurodollar Overnight, 4.82%, due 5/1/06	$1,167,446
648,581	The Bank of the West, Eurodollar Term, 4.94%, due 6/16/06	648,581
648,581	UBS AG, Eurodollar Term, 4.95%, due 6/20/06	648,581
648,581	Wells Fargo, Eurodollar Term, 4.86%, due 5/12/06	648,581
972,872	Yorktown Capital LLC, Commercial Paper, 4.835%, due 5/4/06	972,872
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $22,887,051)	22,887,051

TOTAL INVESTMENTS (Cost $643,355,447)[3]	101.6%	$856,776,546
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.6)	(13,168,677)
NET ASSETS	100.0%	$843,607,869

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $644,744,488.

Abbreviations:

ADR — American Depositary Receipt

FHR — Federal Home Loan Mortgage Corporation REMIC

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2006, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Insurance	8.4%	$70,395,740
Banking	8.3	70,226,066
Finance	7.3	61,924,459
Energy	6.1	51,570,658
Industrial	5.5	46,370,156
Automotive	5.0	41,966,608
Chemicals	4.8	40,576,879
Pharmaceuticals	4.6	38,659,146
Telecommunications	4.4	37,111,282
Media - Broadcasting & Publishing	3.5	29,295,942
Retailers	3.1	26,024,137
Oil & Gas	2.8	23,867,415
Computers & Information	2.7	22,762,331
Cosmetics & Personal Care	2.7	22,704,492
Heavy Machinery	2.6	21,674,879
Mining	2.5	20,936,035
Beverages, Food & Tobacco	2.4	20,276,853
Building Materials	2.2	18,180,317
Miscellaneous	1.7	13,957,243
Transportation	1.6	13,794,817
Electronics	1.6	13,459,536
Utilities	1.6	13,365,724
Entertainment & Leisure	1.5	12,918,456
Financial Services	1.4	12,060,929
Electric	1.2	10,346,634
Gas	1.2	10,284,758
Electrical Equipment	1.1	8,876,166
Airlines	1.0	8,548,936
Food Retailers	1.0	8,293,651
Real Estate	0.9	7,954,683
Textiles, Clothing & Fabrics	0.9	7,736,662
Health Care	0.8	7,043,723
Commercial Services	0.5	4,072,823
Biotechnology	0.2	1,543,046
TOTAL COMMON STOCKS	97.1%	$818,781,182
REPURCHASE AGREEMENT	1.8	15,108,313
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.7	22,887,051
TOTAL INVESTMENTS	101.6%	$856,776,546

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — 99.7%
	Aerospace & Defense — 2.4%
4,815	Ceradyne, Inc.[1,2]	$255,195
5,160	DRS Technologies, Inc.	286,535
8,240	Teledyne Technologies, Inc.[1]	300,018
		841,748
	Air Freight & Logistics — 2.3%
2,620	Forward Air Corp.	105,245
7,375	HUB Group, Inc. - Class A1	362,629
10,240	Pacer International, Inc.	351,130
		819,004
	Airlines — 1.2%
26,073	Mesa Air Group, Inc.[1,2]	274,549
6,190	Skywest, Inc.	145,898
		420,447
	Auto Components — 0.5%
4,570	Drew Industries, Inc.[1]	164,246
	Biotechnology — 2.6%
13,150	Myriad Genetics, Inc.[1,2]	337,034
40,805	Rigel Pharmaceuticals, Inc.[1,2]	437,838
2,620	United Therapeutics Corp.[1]	156,021
		930,893
	Capital Markets — 2.3%
8,650	Calamos Asset Management, Inc. - Class A	335,274
3,809	GFI Group, Inc.[1]	216,656
15,710	TradeStation Group, Inc.[1,2]	250,417
		802,347
	Chemicals — 1.5%
16,580	CF Industries Holdings, Inc.	286,834
12,680	Olin Corp.	260,574
		547,408
	Commercial Banks — 1.7%
11,620	Center Financial Corp.	259,358
18,290	Nara Bancorp, Inc.	343,852
		603,210

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Commercial Services & Supplies — 4.1%
6,345	Administaff, Inc.	$366,424
6,735	Consolidated Graphics, Inc.[1]	352,173
7,972	Healthcare Services Group, Inc.	170,202
11,080	Labor Ready, Inc.[1]	292,844
19,660	TeleTech Holdings, Inc.[1]	252,434
		1,434,077
	Communications Equipment — 4.8%
20,957	Arris Group, Inc.[1]	248,340
12,600	Commscope, Inc.[1]	416,430
26,255	Packeteer, Inc.[1]	342,890
41,390	Symmetricom, Inc.[1]	335,259
24,015	Tekelec[1]	342,934
		1,685,853
	Computers & Peripherals — 1.9%
8,035	Komag, Inc.[1,2]	337,791
12,535	Synaptics, Inc.[1,2]	328,668
		666,459
	Consumer Finance — 1.9%
10,310	Asta Funding, Inc.	374,562
14,140	First Cash Financial Services, Inc.[1]	299,344
		673,906
	Containers & Packaging — 0.9%
8,575	Silgan Holdings, Inc.	332,967
	Diversified Telecommunication Services — 0.5%
12,430	Valor Communications Group, Inc.	162,211
	Electrical Equipment — 1.3%
14,315	General Cable Corp.[1]	451,925
	Electronic Equipment & Instruments — 4.0%
11,218	Brightpoint, Inc.[1,2]	375,579
13,505	LoJack Corp.[1]	298,596
6,315	Multi-Fineline Electronix, Inc.[1,2]	368,038
8,955	Plexus Corp.[1]	390,080
		1,432,293
	Energy Equipment & Services — 4.4%
44,245	Grey Wolf, Inc.[1]	345,111
5,565	Lone Star Technologies[1]	295,001

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Energy Equipment & Services — (Continued)
6,475	Maverick Tube Corp.[1,2]	$352,370
6,805	NS Group, Inc.[1]	340,386
5,335	Oil States International, Inc.[1,2]	215,374
		1,548,242
	Food & Staples Retailing — 1.0%
7,745	Longs Drug Stores Corp.[2]	367,190
	Health Care Equipment & Supplies — 7.9%
12,320	Abaxis, Inc.[1]	321,798
20,680	Align Technology, Inc.[1]	181,777
4,135	Arthrocare Corp.[1,2]	187,440
16,020	Candela Corp.[1]	372,465
6,711	Haemonetics Corp.[1]	365,750
8,749	ICU Medical, Inc.[1]	360,371
4,635	Kyphon, Inc.[1,2]	192,584
6,875	Neurometrix, Inc.[1]	259,325
18,250	OraSure Technologies, Inc.[1]	195,823
13,220	Zoll Medical Corp.[1]	350,330
		2,787,663
	Health Care Providers & Services — 3.2%
3,555	Amedisys, Inc.[1,2]	117,884
6,670	LCA-Vision, Inc.[2]	374,587
16,415	Odyssey Healthcare, Inc.[1,2]	285,457
11,595	Ventiv Health, Inc.[1,2]	348,314
		1,126,242
	Health Care Technology — 0.9%
9,365	Merge Technologies, Inc.[1,2]	118,374
6,155	Vital Images, Inc.[1]	205,762
		324,136
	Hotels, Restaurants & Leisure — 3.3%
4,475	IHOP Corp.	214,442
11,255	Monarch Casino & Resort, Inc.[1]	354,307
7,700	Papa John's International, Inc.[1]	257,334
9,230	Shuffle Master, Inc.[1,2]	341,049
		1,167,132
	Household Durables — 1.4%
8,995	Tupperware Corp.	189,795
10,055	Yankee Candle Co., Inc.	303,058
		492,853

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Household Products — 0.8%
9,513	WD-40 Co.	$298,994
	Industrial Conglomerates — 0.5%
4,260	Raven Industries, Inc.	172,658
	Insurance — 2.1%
10,120	Argonaut Group, Inc.[1]	353,188
5,830	Navigators Group, Inc.[1]	275,817
2,580	ProAssurance Corp.[1]	129,980
		758,985
	Internet & Catalog Retail — 2.5%
7,915	Nutri/System, Inc.[1,2]	537,112
13,585	Priceline.com, Inc.[1,2]	332,017
		869,129
	IT Services — 3.9%
5,900	Anteon International Corp.[1]	322,435
15,283	CSG Systems International, Inc.[1]	386,354
9,170	SI International, Inc.[1]	312,422
21,870	SYKES Enterprises, Inc.[1]	354,075
		1,375,286
	Life Sciences Tools & Services — 0.9%
10,400	Molecular Devices Corp.[1]	332,800
	Machinery — 1.4%
1,920	Middleby Corp. (The)[1,2]	169,555
6,045	Nordson Corp.	323,105
		492,660
	Media — 0.7%
15,660	ProQuest Co.[1]	245,862
	Metals & Mining — 1.9%
7,417	Quanex Corp.	317,151
3,875	Reliance Steel & Aluminum Co.	344,681
		661,832
	Oil, Gas & Consumable Fuels — 3.0%
6,985	Frontier Oil Corp.	422,802
4,535	Giant Industries, Inc.[1]	325,976
4,030	Holly Corp.	310,995
		1,059,773

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Pharmaceuticals — 2.4%
6,650	Adams Respiratory Therapeutics, Inc.[1]	$285,219
14,180	Noven Pharmaceuticals, Inc.[1]	268,002
31,095	Pain Therapeutics, Inc.[1,2]	287,940
		841,161
	Real Estate Management & Development — 1.1%
4,450	Jones Lang Lasalle, Inc.	377,182
	Road & Rail — 1.1%
12,592	Old Dominion Freight Line, Inc.[1]	405,462
	Semiconductors & Semiconductor Equipment — 5.2%
7,820	Cymer, Inc.[1,2]	404,216
7,960	Diodes, Inc.[1]	324,290
22,420	Micrel, Inc.[1]	287,873
11,360	Omnivision Technologies, Inc.[1,2]	330,349
17,900	Photronics, Inc.[1]	321,663
15,035	Portalplayer, Inc.[1,2]	166,137
		1,834,528
	Software — 4.7%
20,995	Informatica Corp.[1]	322,693
12,010	Internet Security Systems, Inc.[1]	269,504
3,300	MicroStrategy, Inc. - Class A1	309,342
24,903	Secure Computing Corp.[1]	267,707
9,880	SPSS, Inc.[1,2]	344,417
6,277	THQ, Inc.[1]	160,880
		1,674,543
	Speciality Retail — 6.7%
9,910	Aeropostale, Inc.[1]	304,336
11,838	Dress Barn, Inc.[1,2]	299,383
9,335	Guess ?, Inc.[1]	369,946
11,200	Gymboree Corp. (The)[1]	336,896
6,080	Hibbet Sporting Goods, Inc.[1]	184,285
6,314	Jos. A. Bank Clothiers, Inc.[1,2]	265,188
4,315	Pantry (The), Inc.[1]	285,610
8,335	Select Comfort Corp.[1,2]	333,067
		2,378,711
	Textiles, Apparel & Luxury Goods — 1.9%
8,210	Deckers Outdoor Corp.[1,2]	350,485
7,705	Phillips-Van Heusen Corp.	309,741
		660,226

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKSF — (Continued)
	Thrifts & Mortgage Finance — 1.1%
5,680	Corus Bankshares, Inc.[2]	$380,219
	Trading Companies & Distributors — 1.8%
13,055	UAP Holding Corp.	269,716
4,835	WESCO International, Inc.[1]	362,625
		632,341
	TOTAL COMMON STOCKS (Cost $28,685,225)	35,234,804
Face Amount
REPURCHASE AGREEMENT — 1.4%
$505,508	With Investors Bank & Trust Co., dated 4/28/06, 4.25%, principal and interest in the amount of $505,688, due 05/01/06, (collateralized by SBA #504845 with a par value of $490,518, coupon rate of 8.125%, due 02/25/25, market value of $530,783)	505,508
	TOTAL REPURCHASE AGREEMENT (Cost $505,508)	505,508
INVESTMENTS OF SECURITY LENDING COLLATERAL — 29.4%
441,425	Abbey National PLC, Eurodollar Overnight, 4.77%, due 5/3/06	441,425
411,996	American Beacon Funds, Money Market Fund	411,996
294,283	Bank of America, Bank Note, 4.97%, due 6/19/06	294,283
470,854	BGI Institutional Money Market Fund	470,854
294,283	BNP Paribas, Eurodollar Overnight, 4.76%, due 5/2/06	294,283
294,283	Calyon, Eurodollar Term, 4.91%, due 6/2/06	294,283
235,427	Canadian Imperial Bank of Commerce, Eurodollar Term, 4.97%, due 6/23/06	235,427
294,283	Credit Suisse First Boston Corporation, Eurodollar Term, 4.96%, due 6/16/06	294,283
176,570	Deutsche Bank, Eurodollar Overnight, 4.76%, due 5/1/06	176,570
411,997	Fortis Bank, Eurodollar Overnight, 4.77%, due 5/1/06	411,997
294,283	Lexington Parker Capital Co., Commercial Paper, 4.787%, due 5/4/06	294,283
294,283	Lloyds TSB Bank, Eurodollar Term, 4.81%, due 5/11/06	294,283

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$294,284	Marshall & Ilsley Bank, Eurodollar Term, 4.99%, due 6/23/06	$294,284
529,710	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.865%, due 5/1/06	529,710
529,710	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.865%, due 5/1/06	529,710
294,284	Nordea Bank Finland PLC, Eurodollar Term, 4.97%, due 5/30/06	294,284
290,715	Old Line Funding LLC, Commercial Paper, 4.942%, due 5/15/06	290,715
294,284	Paradigm Funding LLC, Commercial Paper, 4.774%, due 5/1/06	294,284
470,854	Rabobank Nederland, Eurodollar Overnight, 4.82%, due 5/1/06	470,854
441,425	Ranger Funding, Commercial Paper, 4.777%, due 5/1/06	441,425
294,284	Royal Bank of Canada, Eurodollar Overnight, 4.765%, due 5/1/06	294,284
294,284	Royal Bank of Canada, Eurodollar Term, 4.99%, due 6/27/06	294,284
294,284	Royal Bank of Scotland, Eurodollar Term, 4.76%, due 5/8/06	294,284
294,284	Sheffield Receivables Corp., Commercial Paper, 4.814%, due 5/3/06	294,284
294,284	Societe Generale, Eurodollar Term, 4.79%, due 5/10/06	294,284
529,710	Svenska Handlesbanken, Eurodollar Overnight, 4.82%, due 5/1/06	529,710
294,284	The Bank of the West, Eurodollar Term, 4.94%, due 6/16/06	294,284
294,284	UBS AG, Eurodollar Term, 4.95%, due 6/20/06	294,284
294,284	Wells Fargo, Eurodollar Term, 4.86%, due 5/12/06	294,284
441,425	Yorktown Capital LLC, Commercial Paper, 4.835%, due 5/4/06	441,425
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $10,384,640)	10,384,640

TOTAL INVESTMENTS (Cost $39,575,373)[3]	130.5%	$46,124,952
LIABILITIES IN EXCESS OF OTHER ASSETS	(30.5)	(10,790,385)
NET ASSETS	100.0%	$35,334,567

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

F  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $39,616,948.

Abbreviation:

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2006, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Health Care Equipment & Supplies	7.9%	$2,787,663
Speciality Retail	6.7	2,378,711
Semiconductors & Semiconductor Equipment	5.2	1,834,528
Communications Equipment	4.8	1,685,853
Software	4.7	1,674,543
Energy Equipment & Services	4.4	1,548,242
Commercial Services & Supplies	4.1	1,434,077
Electronic Equipment & Instruments	4.0	1,432,293
IT Services	3.9	1,375,286
Hotels, Restaurants & Leisure	3.3	1,167,132
Health Care Providers & Services	3.2	1,126,242
Oil, Gas & Consumable Fuels	3.0	1,059,773
Biotechnology	2.6	930,893
Internet & Catalog Retail	2.5	869,129
Aerospace & Defense	2.4	841,748
Pharmaceuticals	2.4	841,161
Air Freight & Logistics	2.3	819,004
Capital Markets	2.3	802,347
Insurance	2.1	758,985
Consumer Finance	1.9	673,906
Computers & Peripherals	1.9	666,459
Metals & Mining	1.9	661,832
Textiles, Apparel & Luxury Goods	1.9	660,226
Trading Companies & Distributors	1.8	632,341
Commercial Banks	1.7	603,210
Chemicals	1.5	547,408
Household Durables	1.4	492,853
Machinery	1.4	492,660
Electrical Equipment	1.3	451,925
Airlines	1.2	420,447
Road & Rail	1.1	405,462
Thrifts & Mortgage Finance	1.1	380,219
Real Estate Management & Development	1.1	377,182
Food & Staples Retailing	1.0	367,190
Containers & Packaging	0.9	332,967
Life Sciences Tools & Services	0.9	332,800
Household Products	0.8	298,994
Media	0.7	245,862
Health Technology	0.6	205,762
Auto Components	0.5	164,246
Diversified Telecommunication Services	0.5	162,211
Industrial Conglomerates	0.5	172,658
Health Care Technology	0.3	118,374
TOTAL COMMON STOCKS	99.7%	$35,234,804
REPURCHASE AGREEMENT	1.4	505,508
INVESTMENTS OF SECURITY LENDING COLLATERAL	29.4	10,384,640
TOTAL INVESTMENTS	130.5%	$46,124,952

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 4.1%
10,415	Boeing Co.	$869,132
13,060	General Dynamics Corp.	856,997
11,615	Lockheed Martin Corp.	881,578
13,015	United Technologies Corp.	817,472
		3,425,179
	Air Freight & Logistics — 1.3%
11,835	CH Robinson Worldwide, Inc.	524,882
6,455	United Parcel Service, Inc. - Class B	523,307
		1,048,189
	Automobiles — 0.8%
13,550	Harley-Davidson, Inc.	688,882
	Beverages — 4.5%
18,580	Coca-Cola Co. (The)	779,617
43,630	Coca-Cola Enterprises, Inc.	852,094
26,910	Pepsi Bottling Group, Inc.	863,811
16,155	PepsiAmericas, Inc.	381,581
15,355	PepsiCo, Inc.	894,275
		3,771,378
	Biotechnology — 1.0%
12,445	Amgen, Inc.[1]	842,526
	Capital Markets — 7.4%
22,360	American Capital Strategies, Ltd.[2]	778,575
6,250	Bear Stearns Cos., Inc.[2]	890,687
5,600	Goldman Sachs Capital, Inc.	897,624
6,225	Lehman Brothers Holdings, Inc.	940,909
11,675	Merrill Lynch & Co., Inc.	890,335
14,430	Morgan Stanley	927,849
16,465	Nuveen Investments, Inc. - Class A2	792,296
		6,118,275
	Chemicals — 0.7%
9,050	Ashland, Inc.	595,671
	Commercial Banks — 3.6%
8,950	Barclays PLC, Sponsored ADR	446,157
14,645	Comerica, Inc.	832,861
21,825	KeyCorp	834,151
12,780	PNC Financial Services Group, Inc.	913,387
		3,026,556

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Commercial Services & Supplies — 1.1%
23,395	Waste Management, Inc.	$876,377
	Communications Equipment — 1.1%
44,095	Cisco Systems, Inc.[1]	923,790
	Computers & Peripherals — 6.4%
12,525	Apple Computer, Inc.[1]	881,635
66,760	EMC Corp.[1]	901,928
27,875	Hewlett-Packard Co.	905,101
9,530	International Business Machines Corp.	784,700
18,770	Lexmark International, Inc.[1]	914,099
44,410	QLogic Corp.[1]	924,172
		5,311,635
	Diversified Consumer Services — 1.0%
21,540	Career Education Corp.[1,2]	794,180
	Diversified Financial Services — 3.5%
16,855	CIT Group, Inc.	910,339
14,375	IntercontinentalExchange, Inc.[1]	1,025,081
20,815	J.P. Morgan Chase & Co.	944,585
		2,880,005
	Electric Utilities — 0.6%
16,825	DPL, Inc.	457,135
	Electrical Equipment — 0.9%
10,540	Rockwell Automation, Inc.	763,728
	Electronic Equipment & Instruments — 1.0%
13,890	CDW Corp.[2]	826,733
	Energy Equipment & Services — 3.8%
17,595	BJ Services Co.	669,490
20,200	Cooper Cameron Corp.[1]	1,014,848
15,490	Smith International, Inc.	654,143
14,065	Tidewater, Inc.	819,146
		3,157,627
	Food & Staples Retailing — 1.0%
33,670	Safeway, Inc.	846,127
	Food Products — 1.0%
17,170	General Mills, Inc.	847,168

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — 1.5%
4,470	Alcon, Inc.[2]	$454,644
11,990	Becton Dickinson & Co.	755,850
		1,210,494
	Health Care Providers & Services — 3.0%
16,170	Aetna, Inc.	622,545
6,630	CIGNA Corp.	709,410
5,790	Express Scripts, Inc.[1]	452,431
15,525	HCA, Inc.	681,392
		2,465,778
	Household Durables — 3.1%
5,375	Black & Decker Corp. (The)	503,154
9,415	KB Home[2]	579,682
7,725	Lennar Corp. - Class A	424,334
1,015	NVR, Inc.[1,2]	766,325
8,970	Pulte Homes, Inc.[2]	335,029
		2,608,524
	Household Products — 0.7%
9,706	Colgate-Palmolive Co.	573,819
	Independent Power Producers & Energy Traders — 1.0%
15,590	Constellation Energy Group, Inc.	856,203
	Insurance — 3.3%
16,730	Allstate Corp.	945,078
8,890	Chubb Corp.	458,191
9,405	Hartford Financial Services Group, Inc.	864,602
8,784	Metlife, Inc.[2]	457,646
		2,725,517
	Internet Software & Services — 0.5%
1,030	Google, Inc. - Class A1	430,478
	IT Services — 1.0%
14,325	Affiliated Computer Services, Inc. - Class A1	798,762
	Life Sciences Tools & Services — 1.1%
32,050	Applera Corp. - Applied Biosystems Group	924,322
	Machinery — 3.7%
7,565	Cummins, Inc.[2]	790,542
8,425	Illinois Tool Works, Inc.	865,247
19,225	Ingersoll-Rand Co. - Class A	841,094

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
8,415	Paccar, Inc.[2]	$605,291
		3,102,174
	Metals & Mining — 3.2%
10,575	Nucor Corp.[2]	1,150,772
2,280	Rio Tinto PLC, Sponsored ADR	507,756
10,345	Southern Copper Corp.[2]	1,024,672
		2,683,200
	Multiline Retail — 0.6%
13,436	Nordstrom, Inc.[2]	515,002
	Multi-Utilities — 2.0%
31,225	Duke Energy Corp.[2]	909,272
19,695	PG&E Corp.	784,649
		1,693,921
	Oil, Gas & Consumable Fuels — 5.2%
3,645	Amerada Hess Corp.[2]	522,219
7,240	Anadarko Petroleum Corp.	758,897
15,104	ConocoPhillips	1,010,458
5,920	Devon Energy Corp.	355,851
13,200	Exxon Mobil Corp.	832,656
13,110	Valero Energy Corp.	848,741
		4,328,822
	Pharmaceuticals — 6.8%
6,150	Allergan, Inc.[2]	631,728
16,460	Eli Lilly & Co.	871,063
11,115	Johnson & Johnson	651,450
53,415	King Pharmaceuticals, Inc.[1]	928,887
26,640	Merck & Co., Inc.	916,949
39,425	Mylan Laboratories	861,042
17,040	Wyeth	829,337
		5,690,456
	Road & Rail — 1.1%
17,050	Norfolk Southern Corp.	920,700
	Semiconductors & Semiconductor Equipment — 3.3%
43,505	Altera Corp.[1]	950,149
18,490	Kla-Tencor Corp.	890,478
26,245	Texas Instruments, Inc.	910,964
		2,751,591

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Software — 2.2%
21,235	Autodesk, Inc.[1]	$892,719
63,330	Oracle Corp.[1,2]	923,985
		1,816,704
	Speciality Retail — 4.1%
10,255	Abercrombie & Fitch Co. - Class A	622,786
29,290	American Eagle Outfitters, Inc.	948,996
16,875	Home Depot, Inc.	673,819
8,575	Lowe's Companies, Inc.	540,654
25,000	Staples, Inc.	660,250
		3,446,505
	Thrifts & Mortgage Finance — 3.8%
12,400	Countrywide Financial Corp.[2]	504,184
15,600	Fannie Mae	789,360
20,685	IndyMac Bancorp, Inc.	999,499
19,655	Washington Mutual, Inc.	885,654
		3,178,697
	Tobacco — 2.1%
16,600	Carolina Group	850,584
8,510	Reynolds American, Inc.[2]	933,122
		1,783,706
	Wireless Telecommunication Services — 1.6%
22,800	NII Holdings, Inc. - Class B1,2	1,365,720
	TOTAL COMMON STOCKS (Cost $73,536,743)	83,072,256

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
	REPURCHASE AGREEMENT — 1.9%
$1,624,206	With Investors Bank & Trust Co., dated 04/28/06, 4.25%, principal and interest in the amount of $1,624,781 due 05/01/06, (collateralized by GNMA #280663 with a par value of $1,702,876, coupon rate of 5.000%, due 01/20/33, market value of $1,705,416)	$1,624,206
	TOTAL REPURCHASE AGREEMENT (Cost $1,624,206)	1,624,206
	INVESTMENTS OF SECURITY LENDING COLLATERAL — 20.0%
707,326	Abbey National PLC, Eurodollar Overnight, 4.77%, due 5/3/06	707,326
660,171	American Beacon Funds, Money Market Fund	660,171
471,551	Bank of America, Bank Note, 4.97%, due 6/19/06	471,551
754,482	BGI Institutional Money Market Fund	754,482
471,551	BNP Paribas, Eurodollar Overnight, 4.76%, due 5/2/06	471,551
471,551	Calyon, Eurodollar Term, 4.91%, due 6/2/06	471,551
377,241	Canadian Imperial Bank of Commerce, Eurodollar Term, 4.97%, due 6/23/06	377,241
471,551	Credit Suisse First Boston Corporation, Eurodollar Term, 4.96%, due 6/16/06	471,551
282,930	Deutsche Bank, Eurodollar Overnight, 4.76%, due 5/1/06	282,930
660,171	Fortis Bank, Eurodollar Overnight, 4.77%, due 5/1/06	660,171
471,551	Lexington Parker Capital Co., Commercial Paper, 4.787%, due 5/4/06	471,551
471,551	Lloyds TSB Bank, Eurodollar Term, 4.81%, due 5/11/06	471,551
471,551	Marshall & Ilsley Bank, Eurodollar Term, 4.99%, due 6/23/06	471,551
848,792	Merrill Lynch & Co., Inc., Repurchase Agreement, 4.865%, due 5/1/06	848,792
848,792	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 4.865%, due 5/1/06	848,792
471,551	Nordea Bank Finland PLC, Eurodollar Term, 4.97%, due 5/30/06	471,551
465,833	Old Line Funding LLC, Commercial Paper, 4.942%, due 5/15/06	465,833
471,551	Paradigm Funding LLC, Commercial Paper, 4.774%, due 5/1/06	471,551
754,481	Rabobank Nederland, Eurodollar Overnight, 4.82%, due 5/1/06	754,481
707,326	Ranger Funding, Commercial Paper, 4.777%, due 5/1/06	707,326
471,551	Royal Bank of Canada, Eurodollar Overnight, 4.765%, due 5/1/06	471,551
471,551	Royal Bank of Canada, Eurodollar Term, 4.99%, due 6/27/06	471,551
471,551	Royal Bank of Scotland, Eurodollar Term, 4.76%, due 5/8/06	471,551
471,551	Sheffield Receivables Corp., Commercial Paper, 4.814%, due 5/3/06	471,551
471,551	Societe Generale, Eurodollar Term, 4.79%, due 5/10/06	471,551
848,792	Svenska Handlesbanken, Eurodollar Overnight, 4.82%, due 5/1/06	848,792

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

Face Amount		Value
	INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$471,551	The Bank of the West, Eurodollar Term, 4.94%, due 6/16/06	$471,551
471,551	UBS AG, Eurodollar Term, 4.95%, due 6/20/06	471,551
471,551	Wells Fargo, Eurodollar Term, 4.86%, due 5/12/06	471,551
707,326	Yorktown Capital LLC, Commercial Paper, 4.835%, due 5/4/06	707,326
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $16,640,030)	16,640,030

TOTAL INVESTMENTS (Cost $91,800,979)[3]	121.6%	$101,336,492
LIABILITIES IN EXCESS OF OTHER ASSETS	(21.6)	(17,992,635)
NET ASSETS	100.0%	$83,343,857

*  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $91,805,068.

Abbreviations:

ADR — American Depositary Receipt

GNMA — Government National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2006, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Capital Markets	7.4%	$6,118,275
Pharmaceuticals	6.8	5,690,456
Computers & Peripherals	6.4	5,311,635
Oil, Gas & Consumable Fuels	5.2	4,328,822
Beverages	4.5	3,771,378
Speciality Retail	4.1	3,446,505
Aerospace & Defense	4.1	3,425,179
Thrifts & Mortgage Finance	3.8	3,178,697
Energy Equipment & Services	3.8	3,157,627
Machinery	3.7	3,102,174
Commercial Banks	3.6	3,026,556
Diversified Financial Services	3.5	2,880,005
Semiconductors & Semiconductor Equipment	3.3	2,751,591
Insurance	3.3	2,725,517
Metals & Mining	3.2	2,683,200
Household Durables	3.1	2,608,524
Health Care Providers & Services	3.0	2,465,778
Software	2.2	1,816,704
Tobacco	2.1	1,783,706
Wireless Telecommunication Services	1.6	1,365,720
Health Care Equipment & Supplies	1.5	1,210,494
Air Freight & Logistics	1.3	1,048,189
Life Sciences Tools & Services	1.1	924,322
Communications Equipment	1.1	923,790
Road & Rail	1.1	920,700
Multi-Utilities	2.0	1,693,921
Commercial Services & Supplies	1.1	876,377
Independent Power Producers & Energy Traders	1.0	856,203
Food Products	1.0	847,168
Food & Staples Retailing	1.0	846,127
Biotechnology	1.0	842,526
Electronic Equipment & Instruments	1.0	826,733
IT Services	1.0	798,762
Diversified Consumer Services	1.0	794,180
Electrical Equipment	0.9	763,728
Automobiles	0.8	688,882
Chemicals	0.7	595,671
Household Products	0.7	573,819
Multiline Retail	0.6	515,002
Electric Utilities	0.6	457,135
Internet Software and Services	0.5	430,478
TOTAL COMMON STOCKS	99.7%	$83,072,256
REPURCHASE AGREEMENT	1.9	1,624,206
INVESTMENTS OF SECURITY LENDING COLLATERAL	20.0	16,640,030
TOTAL INVESTMENTS	121.6%	$101,336,492

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS* — 98.7%
	Aerospace & Defense — 5.5%
5,240	Boeing Co.	$437,278
3,235	L-3 Communications Holdings, Inc.	264,299
7,555	Lockheed Martin Corp.	573,424
8,015	United Technologies Corp.	503,422
		1,778,423
	Air Freight & Logistics — 1.9%
7,525	United Parcel Service, Inc. - Class B	610,052
	Automobiles — 0.5%
3,170	Harley-Davidson, Inc.	161,163
	Beverages — 1.6%
12,370	Coca-Cola Co. (The)	519,045
	Biotechnology — 1.7%
8,260	Amgen, Inc.[1]	559,202
	Building Products — 1.0%
7,455	American Standard Cos., Inc.	324,516
	Capital Markets — 3.6%
8,405	Ameriprise Financial, Inc.	412,181
1,965	Northern Trust Corp.	115,719
13,005	Nuveen Investments, Inc. - Class A	625,801
		1,153,701
	Commercial Services & Supplies — 1.3%
1,750	Dun & Bradstreet Corp.[1]	134,785
6,750	Robert Half International, Inc.	285,322
		420,107
	Communications Equipment — 1.9%
29,270	Cisco Systems, Inc.[1]	613,206
	Computers & Peripherals — 7.1%
10,320	Apple Computer, Inc.[1]	726,425
3,755	International Business Machines Corp.	309,187
29,965	QLogic Corp.[1]	623,572
30,005	Western Digital Corp.[1]	631,305
		2,290,489
	Construction Materials — 0.4%
2,190	Florida Rock Industries, Inc.	136,590

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 1.4%
6,375	Rockwell Automation, Inc.	$461,932
	Electronic Equipment & Instruments — 1.9%
10,120	CDW Corp.	602,342
	Energy Equipment & Services — 4.2%
18,000	BJ Services Co.	684,900
11,650	Tidewater, Inc.	678,496
		1,363,396
	Food Products — 3.9%
19,485	Campbell Soup Company	626,248
15,385	H.J. Heinz Co.	638,631
		1,264,879
	Gas Utilities — 0.6%
5,135	Equitable Resources, Inc.	182,344
	Health Care Equipment & Supplies — 1.1%
5,820	Becton Dickinson & Co.	366,893
	Health Care Providers & Services — 4.3%
7,080	Aetna, Inc.	272,580
6,750	Express Scripts, Inc.[1]	527,445
13,275	HCA, Inc.	582,640
		1,382,665
	Hotels, Restaurants & Leisure — 1.5%
12,080	Darden Restaurants, Inc.	478,368
	Household Durables — 2.2%
1,500	Black & Decker Corp. (The)	140,415
4,506	D.R. Horton, Inc.	135,270
575	NVR, Inc.[1]	434,125
		709,810
	Household Products — 1.8%
11,160	Energizer Holdings, Inc.[1]	570,834
	Insurance — 0.7%
3,240	American International Group, Inc.	211,410
	Internet Software & Services — 2.0%
1,565	Google, Inc. - Class A1	654,076

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 2.6%
5,170	Affiliated Computer Services, Inc. - Class A1	$288,279
9,185	DST Systems, Inc.[1]	565,061
		853,340
	Machinery — 3.0%
5,795	Cummins, Inc.	605,577
3,510	Illinois Tool Works, Inc.	360,477
		966,054
	Media — 0.4%
3,990	Univision Communications, Inc. - Class A1	142,403
	Metals & Mining — 2.7%
6,710	Phelps Dodge Corp.	578,335
3,060	Southern Copper Corp.	303,093
		881,428
	Multiline Retail — 3.9%
5,925	Family Dollar Stores, Inc.	148,125
10,225	J.C. Penney Co., Inc. (Holding Co.)	669,329
11,285	Nordstrom, Inc.	432,554
		1,250,008
	Pharmaceuticals — 9.2%
11,915	Abbott Laboratories	509,247
5,240	Allergan, Inc.	538,253
11,530	Bristol-Myers Squibb Co.	292,631
11,580	Eli Lilly & Co.	612,814
3,540	Forest Laboratories, Inc.[1]	142,945
5,350	Johnson & Johnson	313,564
11,775	Wyeth	573,089
		2,982,543
	Road & Rail — 1.1%
14,165	JB Hunt Transport Services, Inc.	337,552
	Semiconductors & Semiconductor Equipment — 7.7%
7,415	Altera Corp.[1]	161,944
16,200	Applied Materials, Inc.	290,790
10,515	Kla-Tencor Corp.	506,402
18,005	Linear Technology Corp.	639,178
7,515	Maxim Intergrated Products, Inc.	264,979
15,725	National Semiconductor Corp.	471,436
6,230	Novellus Systems Inc.[1]	153,881
		2,488,610

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Shares		Value
COMMON STOCKS* — (Continued)
	Software — 4.0%
14,235	Adobe Systems, Inc.[1]	$558,012
14,235	Autodesk, Inc.[1]	598,439
2,675	Intuit, Inc.[1]	144,905
		1,301,356
	Speciality Retail — 5.5%
4,340	Abercrombie & Fitch Co. - Class A	263,568
12,625	American Eagle Outfitters, Inc.	409,050
12,366	Circuit City Stores, Inc.	355,523
14,695	Home Depot, Inc.	586,771
2,330	Lowe's Companies, Inc.	146,907
		1,761,819
	Textiles, Apparel & Luxury Goods — 0.7%
2,590	Nike, Inc. - Class B	211,966
	Thrifts & Mortgage Finance — 2.1%
9,190	Golden West Financial Corp.	660,485
	Tobacco — 3.2%
4,880	Altria Group, Inc.	357,021
15,275	UST, Inc.	671,031
		1,028,052
	Wireless Telecommunication Services — 0.5%
2,565	NII Holdings, Inc. - Class B1	153,644
	TOTAL COMMON STOCKS (Cost $28,307,866)	31,834,703

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENT — 1.3%
$427,980	With Investors Bank & Trust Co., dated 04/28/06, 4.25%, principal and interest in the amount of $428,131 due 05/01/06, (collateralized by SBA #503025 with a par value of $418,110, coupon rate of 7.975%, due 06/25/20, market value of $449,379)	$427,980
	TOTAL REPURCHASE AGREEMENT (Cost $427,980)	427,980

TOTAL INVESTMENTS (Cost $28,735,846)[2]	100.0%	$32,262,683
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(1,190)
NET ASSETS	100.0%	$32,261,493

*  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Aggregate cost for federal tax purposes was $28,737,606.

Abbreviation:

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2006, industry diversification of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	9.2%	$2,982,543
Semiconductors & Semiconductor Equipment	7.7	2,488,610
Computers & Peripherals	7.1	2,290,489
Aerospace & Defense	5.5	1,778,423
Speciality Retail	5.5	1,761,819
Health Care Providers & Services	4.3	1,382,665
Energy Equipment & Services	4.2	1,363,396
Software	4.0	1,301,356
Food Products	3.9	1,264,879
Multiline Retail	3.9	1,250,008
Capital Markets	3.6	1,153,701
Tobacco	3.2	1,028,052
Machinery	3.0	966,054
Metals & Mining	2.7	881,428
IT Services	2.6	853,340
Household Durables	2.2	709,810
Thrifts & Mortgage Finance	2.1	660,485
Internet Software & Services	2.0	654,076
Communications Equipment	1.9	613,206
Air Freight & Logistics	1.9	610,052
Electronic Equipment & Instruments	1.9	602,342
Household Products	1.8	570,834
Biotechnology	1.7	559,202
Beverages	1.6	519,045
Hotels, Restaurants & Leisure	1.5	478,368
Electrical Equipment	1.4	461,932
Commercial Services & Supplies	1.3	420,107
Health Care Equipment & Supplies	1.1	366,893
Road & Rail	1.1	337,552
Building Products	1.0	324,516
Textiles, Apparel & Luxury Goods	0.7	211,966
Insurance	0.7	211,410
Gas Utilities	0.6	182,344
Automobiles	0.5	161,163
Wireless Telecommunication Services	0.5	153,644
Media	0.4	142,403
Construction Materials	0.4	136,590
TOTAL COMMON STOCKS	98.7%	$31,834,703
REPURCHASE AGREEMENT	1.3	427,980
TOTAL INVESTMENTS	100.0%	$32,262,683

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the "Fund") consists of eleven portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, and the Large Cap Growth Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States ("US") securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the "Board").

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open as of April 30, 2006.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio and Philadelphia International Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US Government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US Government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer's holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements. There were no open reverse repurchase agreements as of April 30, 2006.

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of "stripped" securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

Options Transactions: The Strategic Equity Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. As of April 30, 2006, there were no option contracts open or outstanding.

Lending of Portfolio Securities: Each Portfolio, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "Income from security lending" in the Statement of Operations, net of expenses retained by IBT as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term money market instruments, in an amount at least equal to the current market value of the loaned securities. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of each applicable Portfolio's Statement of Assets and Liabilities and Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Philadelphia International, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended. Distributions to shareholders from net realized gains on investments and related reinvestment amounts and receivable amounts from shareholders presented in the financial statements and corresponding per share information presented in the Financial Highlights pertaining to the International Portfolio reflect the subsequent correction to an erroneously computed amount of the capital gain distribution which was paid to shareholders on October 31, 2005.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2005, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2007	2008	2009	2010	2011	2012
Government Cash Portfolio	$—	$—	$—	$4,173	$—	$—
Tax-Exempt Cash Portfolio	7,168	—	128,382	—	—	—
Core Fixed Income Portfolio	—	2,650,905	—	—	—	—
U.S. Emerging Growth Portfolio	—	—	1,417,923	427,605	427,605	—
Large Cap Growth Portfolio	—	—	—	—	—	77,452

As of October 31, 2005, substantially all the losses reflected above for U.S. Emerging Growth Portfolio are subject to certain IRS limitations.

During the year ended October 31, 2005, the following Portfolios utilized capital loss carryforwards of the following:

Core Fixed Income Portfolio	$106,374
Strategic Equity Portfolio	157,136
International Portfolio	123,581,496
Philadelphia International Fund	38,395,394
U.S. Emerging Growth Portfolio	22,708,467
Large Cap 100 Portfolio	376,191
Large Cap Growth Portfolio	77,410

As of October 31, 2005, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
Core Fixed Income Portfolio	$701,518	$—	$(1,722,074)
Strategic Equity Portfolio	18,543	—	10,917,526
Small Cap Equity Portfolio	—	—	54,704,340
Large Cap Value Portfolio	19,283	76,289	3,527,909
International Portfolio	—	—	180,380,180
Philadelphia International Fund	—	—	89,415,961
U.S. Emerging Growth Portfolio	—	—	(632,101)
Large Cap 100 Portfolio	—	—	2,944,673
Large Cap Growth Portfolio	—	—	1,141,549

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

For the year ended October 31, 2005, Government Cash and Tax-Exempt Cash Portfolios' components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Advisers, Inc. (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. ("Glenmede Trust"), serves as investment advisor to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash, Core Fixed Income, Small Cap Equity, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.

The Government Cash and Tax-Exempt Cash Portfolios do not pay management fees for advisory services. Glenmede Trust charges a fee directly to its clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the clients' assets under management. The Small Cap Equity, Strategic Equity, Large Cap Value, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio's average daily net assets. The Core Fixed Income and International Portfolios pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio's average daily net assets. With respect to the International Portfolio, the Advisor voluntarily waived its management fee until January 1, 2006.

Philadelphia International Advisors, LP ("PIA"), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio's average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average net assets. No management fees were waived for the period ended April 30, 2006.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor pays PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio's average daily net assets. PIA voluntarily waived its sub-advisory fee until January 1, 2006.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio's average daily net assets. The Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio's average daily net assets. Strategic Equity, Large Cap Value, Large Cap 100 and Large Cap Growth Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio's average daily net assets. The International, U.S. Emerging Growth Portfolios and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio's average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Advisor, Glenmede Trust and/or

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company. The fee is computed daily and paid monthly. IBT is also paid an annual fee plus out-of pocket expenses for the provision of personnel and services related to the Fund's compliance program. The Fund's Chief Compliance Officer holds the position of Senior Director at IBT.

Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund.

The Fund pays each Board member an annual fee of $24,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee.

Expenses for the period ended April 30, 2006 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

For the period ended April 30, 2006, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$18,479,750	$10,359,315
Strategic Equity Portfolio	39,215,203	43,643,432
Small Cap Equity Portfolio	88,175,572	109,557,191
Large Cap Value Portfolio	24,354,056	12,438,396
International Portfolio	229,107,885	301,359,695
Philadelphia International Fund	217,171,575	183,619,712
U.S. Emerging Growth Portfolio	28,811,853	12,196,673
Large Cap 100 Portfolio	56,496,643	30,452,648
Large Cap Growth Portfolio	25,295,919	12,222,727

For the period ended April 30, 2006, cost of purchases and proceeds from sales of long-term US Government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$211,586,035	$231,377,836

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

As of April 30, 2006, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$1,089,455	$3,643,693	$(2,554,238)
Strategic Equity Portfolio	15,800,734	310,479	15,490,255
Small Cap Equity Portfolio	75,019,265	5,179,955	69,839,310
Large Cap Value Portfolio	5,411,500	298,114	5,113,386
International Portfolio	305,244,849	2,005,677	303,239,172
Philadelphia International Fund	214,979,285	2,947,227	212,032,058
U.S. Emerging Growth Portfolio	7,057,772	549,768	6,508,004
Large Cap 100 Portfolio	10,294,047	762,623	9,531,424
Large Cap Growth Portfolio	3,860,110	335,033	3,525,077

4. Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended 04/30/06	Year Ended 10/31/05
Government Cash Portfolio:
Sold	$1,750,395,709	$3,527,623,383
Issued as reinvestment of dividends	46,955	63,389
Redeemed	(1,709,173,484)	(3,378,130,704)
Net increase	$41,269,180	$149,556,068
Tax-Exempt Cash Portfolio:
Sold	$1,004,652,983	$2,028,202,215
Redeemed	(1,014,654,061)	(2,006,659,782)
Net increase (decrease)	$(10,001,078)	$21,542,433

	Period Ended 04/30/06		Year Ended 10/31/05
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	888,245	$9,410,426	1,916,315	$20,743,306
Issued as reinvestment of dividends	36,631	387,089	67,008	724,588
Redeemed	(685,408)	(7,241,820)	(1,408,020)	(15,265,710)
Net increase	239,468	$2,555,695	575,303	$6,202,184

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended 04/30/06		Year Ended 10/31/05
	Shares	Amount	Shares	Amount
Strategic Equity Portfolio:
Sold	444,227	$7,880,035	1,179,214	$20,183,218
Issued as reinvestment of dividends	1,401	25,404	92,490	1,547,749
Redeemed	(592,435)	(10,571,311)	(688,350)	(11,818,953)
Net increase (decrease)	(146,807)	$(2,665,872)	583,354	$9,912,014
Small Cap Equity Portfolio (Advisor Class):
Sold	567,612	$10,441,226	901,465	$17,289,911
Issued as reinvestment of dividends	—	3,003	1,316,233	21,635,867
Redeemed	(1,143,550)	(21,138,449)	(2,793,735)	(53,445,280)
Net decrease	(575,938)	$(10,694,220)	(576,037)	$(14,519,502)
Small Cap Equity Portfolio (Institutional Class):
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	10	170
Redeemed	—	—	—	—
Net increase	—	$—	10	$170
Large Cap Value Portfolio:
Sold	1,313,189	$14,207,591	831,167	$9,155,008
Issued as reinvestment of dividends	18,021	195,339	272,644	2,775,160
Redeemed	(164,308)	(1,782,721)	(793,475)	(8,775,258)
Net increase	1,166,902	$12,620,209	310,336	$3,154,910
International Portfolio:
Sold	1,360,560	$26,762,823	11,135,881	$204,387,029
Issued as reinvestment of dividends	1,368	29,541	4,520,055	79,517,907
Redeemed	(4,657,633)	(92,638,628)	(19,306,736)	(364,450,187)
Redemptions-in-kind	—	—	(27,892,008)	(522,738,490)
Net decrease	(3,295,705)	$(65,846,264)	(31,542,808)	$(603,283,741)
Philadelphia International Fund:
Sold	4,447,126	$88,358,667	12,792,450	$222,449,378
Issued as reinvestment of dividends	73,047	1,563,200	1,363,126	23,513,067
Redeemed	(2,387,251)	(46,933,222)	(5,955,503)	(103,014,786)
Net increase	2,132,922	$42,988,645	8,200,073	$142,947,659
U.S. Emerging Growth Portfolio:
Sold	2,514,083	$17,570,823	947,286	$5,576,852
Redeemed	(139,432)	(986,390)	(12,950,747)	(74,316,964)
Net increase (decrease)	2,374,651	$16,584,433	(12,003,461)	$(68,740,112)
Large Cap 100 Portfolio:
Sold	2,458,898	$29,725,797	2,844,614	$31,537,126
Issued as reinvestment of dividends	266	3,283	34,509	382,030
Redeemed	(311,623)	(3,852,661)	(236,629)	(2,604,637)
Net increase	2,147,541	$25,876,419	2,642,494	$29,314,519

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

	Period Ended 04/30/06		Year Ended 10/31/05
	Shares	Amount	Shares	Amount
Large Cap Growth Portfolio:
Sold	1,158,236	$14,062,326	1,001,509	$10,841,504
Issued as reinvestment of dividends	1,231	15,070	86	947
Redeemed	(67,133)	(816,475)	(110,875)	(1,185,047)
Net increase	1,092,334	$13,260,921	890,720	$9,657,404

As of April 30, 2006, with the exception of the Philadelphia International Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios' outstanding shares. The following Portfolios have shareholders which, to the fund's knowledge, own beneficially 10% or more of the shares outstanding of the Portfolio as of April 30, 2006. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	10% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Government Cash Portfolio	1	26%
Core Fixed Income Portfolio	1	26%
Small Cap Equity Portfolio (Advisor Class)	3	36%
Small Cap Equity Portfolio (Institutional Class)	1	100%
Large Cap Value Portfolio	1	13%
International Portfolio	1	33%
Philadelphia International Fund	2	48%
Large Cap Growth Portfolio	1	12%

5. Lending of Portfolio Securities

As of April 30, 2006, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Core Fixed Income Portfolio	$19,617,510	$20,246,250	8.03
Strategic Equity Portfolio	9,523,374	9,994,304	9.99
Small Cap Equity Portfolio	65,537,969	67,767,234	19.20
Large Cap Value Portfolio	3,695,488	3,817,755	8.20
International Portfolio	23,729,287	24,702,105	1.52
Philadelphia International Fund	21,990,864	22,887,051	2.53
U.S. Emerging Growth Portfolio	9,982,025	10,384,640	22.50
Large Cap 100 Portfolio	16,160,170	16,640,030	15.93

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2006 — (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Assets:
Investments:
Investments at value[1]	$22,089,418	$16,026,883
Cash	242,973	34,744
Interest receivable	287,501	221,154
Prepaid expenses	2,194	1,708
Total assets	22,622,086	16,284,489
Liabilities:
Payable for Trustees' fees	392	300
Accrued expenses	7,491	5,052
Total liabilities	7,883	5,352
Net Assets	$22,614,203	$16,279,137
Net Assets consist of:
Par value ($0.001 of shares outstanding)	2,203	1,607
Paid-in capital in excess of par value	22,584,519	16,155,197
Undistributed net investment income	68,028	51,034
Accumulated net realized gain (loss) from investment transactions	(15,197)	(6,422)
Net unrealized appreciation (depreciation) on investments	(25,350)	77,721
Total Net Assets	22,614,203	16,279,137
Shares Outstanding	2,202,600	1,607,225
Net Asset Value Per Share	$10.27	$10.13
[1] Investments at cost	$22,114,768	$15,949,162

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2006 — (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Investment income:
Interest	$420,393	$332,262
Total investment income	420,393	332,262
Expenses:
Administration & custody fees	7,945	7,324
Professional fees	1,836	1,500
Shareholder report expense	1,122	718
Shareholder servicing fees	16,155	12,274
Trustees' fees and expenses	1,410	1,091
Registration and filing fees	1,984	1,140
Other expenses	1,232	1,010
Total expenses	31,684	25,057
Net investment income	388,709	307,205
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(12,676)	(6,147)
Net change in unrealized gain (loss) of:
Investments	(191,368)	(177,229)
Net realized and unrealized gain (loss)	(204,044)	(183,376)
Net increase (decrease) in net assets resulting from operations	$184,665	$123,829

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2006 — (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$388,709	$307,205
Net realized gain (loss) on investment transactions	(12,676)	(6,147)
Net change in unrealized gain (loss) on investments	(191,368)	(177,229)
Net increase (decrease) in net assets resulting from operations	184,665	123,829
Distributions to shareholders from:
Net investment income	(384,862)	(317,697)
Net increase (decrease) in net assets from capital share transactions	2,068,387	(82,881)
Net increase (decrease) in net assets	1,868,190	(276,749)
NET ASSETS:
Beginning of period	20,746,013	16,555,886
End of period	$22,614,203	$16,279,137
Undistributed net investment income included in net assets at end of period	$68,028	$51,034

For the Year Ended October 31, 2005

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$701,192	$621,778
Net realized gain (loss) on investment transactions	(2,521)	129,048
Net change in unrealized loss on investments	(590,509)	(601,589)
Net increase (decrease) in net assets from operations	108,162	149,237
Distributions to shareholders from:
Net investment income	(698,018)	(628,848)
Net realized gain on investments	—	(121,664)
Net increase (decrease) in net assets from capital share transactions	2,065,716	(1,171,590)
Net increase (decrease) in net assets	1,475,860	(1,772,865)
NET ASSETS:
Beginning of period	19,270,153	18,328,751
End of period	$20,746,013	$16,555,886
Undistributed net investment income included in net assets at end of period	$64,181	$61,526

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Muni Intermediate Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$10.36	$10.67	$10.69	$10.64	$10.55	$10.20
Income from investment operations:
Net investment income	0.18	0.37	0.39	0.43	0.46	0.50
Net realized and unrealized gain (loss) on investments	(0.09)	(0.31)	(0.02)	0.06	0.09	0.34
Total from investment operations	0.09	0.06	0.37	0.49	0.55	0.84
Distributions to shareholders from:
Net investment income	(0.18)	(0.37)	(0.39)	(0.44)	(0.46)	(0.49)
Total distributions	(0.18)	(0.37)	(0.39)	(0.44)	(0.46)	(0.49)
Net asset value, end of period	$10.27	$10.36	$10.67	$10.69	$10.64	$10.55
Total return	0.91%[2]	0.55%	3.49%	4.67%	5.41%	8.39%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$22,614	$20,746	$19,270	$20,320	$22,700	$17,607
Ratio of operating expenses to average net assets	0.29%[3]	0.29%	0.29%	0.20%	0.22%	0.27%
Ratio of net investment income to average net assets	3.61%[3]	3.49%	3.58%	4.03%	4.45%	4.78%
Portfolio turnover rate	6%	17%	28%	12%	29%	25%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	New Jersey Muni Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2006[1]	2005	2004	2003	2002	2001
Net asset value, beginning of period	$10.25	$10.61	$10.73	$10.71	$10.60	$10.11
Income from investment operations:
Net investment income	0.19	0.37	0.40	0.44	0.46	0.45
Net realized and unrealized gain (loss) on investments	(0.11)	(0.27)	(0.11)	0.03	0.10	0.48
Total from investment operations	0.08	0.10	0.29	0.47	0.56	0.93
Distributions to shareholders from:
Net investment income	(0.20)	(0.38)	(0.41)	(0.45)	(0.45)	(0.44)
Net realized capital gains	—	(0.08)	—	—	—	—
Total distributions	(0.20)	(0.46)	(0.41)	(0.45)	(0.45)	(0.44)
Net asset value, end of period	$10.13	$10.25	$10.61	$10.73	$10.71	$10.60
Total return	0.74%[2]	0.94%	2.78%	4.46%	5.40%	9.34%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$16,279	$16,556	$18,329	$19,535	$20,037	$19,154
Ratio of operating expenses to average net assets	0.31%[3]	0.31%	0.28%	0.20%	0.27%	0.27%
Ratio of net investment income to average net assets	3.75%[3]	3.62%	3.73%	4.09%	4.22%	4.33%
Portfolio turnover rate	10%	31%	33%	9%	36%	18%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — 97.7%
	Pennsylvania — 97.7%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured), 5.375%, 11/1/14	$107,733
	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured):
200,000	5.00%, 3/1/17	209,740
560,000	5.00%, 3/1/18	585,827
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured), 5.30%, 4/1/08	205,774
	Allegheny County, PA, Industrial Development Authority Revenue, Carnegie Library of Pittsburgh, (AMBAC Insured):
205,000	4.25%, 6/1/09	208,337
215,000	4.25%, 12/1/09	218,937
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101, 5.30%, 3/1/10	315,249
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured), 5.00%, 12/1/17	105,378
500,000	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured), 5.375%, 12/1/15	538,705
500,000	Boyertown, PA, Area School District, (FSA Insured), 5.00%, 10/1/17	526,950
375,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured), 6.125%, 7/1/10	391,901
400,000	Dauphin County, PA, Refunding, Series B, (AMBAC Insured), 5.00%, 11/15/17	421,744
215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	230,706
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100, 5.25%, 7/1/16	307,566
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25%, 1/1/12	785,362

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity:
$120,000	6.00%, 1/15/10	$125,876
105,000	6.50%, 1/15/11	112,290
700,000	Delaware River Port Authority, PA and NJ, Refunding, Series A, (FSA Insured), 5.25%, 1/1/09	727,720
100,000	Delaware River Port Authority, PA and NJ, Refunding, Series B, (AMBAC Insured), 5.25%, 1/1/09	103,960
	Downington, PA, Area School District, General Obligation Unlimited:
300,000	5.50%, 2/1/10	318,768
500,000	5.25%, 4/1/14	529,850
500,000	4.90%, 4/1/16	520,770
390,000	Geisinger Authority, PA, Health System, Refunding, 5.00%, 8/15/08	399,489
400,000	Great Valley School District, Chester County PA, (FSA State Aid Withholding), 5.00%, 2/15/18	422,496
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), 5.00%, 12/1/33	263,957
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), 5.50%, 5/15/11	215,812
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100, 4.90%, 9/1/09	102,647
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured), 4.00%, 10/1/09	301,023
630,000	Jim Thorpe, PA, Area School District, (FSA Insured), 5.00%, 3/15/18	662,237
30,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity, 6.00%, 4/1/12	31,727
120,000	Lebanon County, PA, Series B, General Obligation Unlimited, Refunding, (FGIC Insured), 4.00%, 10/15/09	121,159

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Witholding), 5.00%, 11/15/17	$264,202
290,000	Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20%, 11/1/13	311,988
500,000	Northampton County, PA, General Obligation Unlimited, 5.00%, 8/15/13	517,620
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University, 5.25%, 11/15/09	446,990
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured), 4.60%, 11/15/10	330,389
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue, 4.00%, 7/1/09	224,658
230,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 61B, Revenue, 5.20%, 10/1/14	235,076
370,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, (MBIA Insured), First Series, 4.00%, 7/15/09	373,297
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00%, 8/15/10	524,120
435,000	Pennsylvania State Higher Educational Facilties Authority Revenue, University of Pennsylvania Health Services, Series A, 5.375%, 1/15/15	446,675
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured):
145,000	5.25%, 12/1/13	151,416
60,000	5.25%, 12/1/14	62,655
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Unrefunded Balance Series A, (AMBAC Insured):
105,000	5.25%, 12/1/13	109,566
40,000	5.25%, 12/1/14	41,740
250,000	Pennsylvania State University, College and University Revenues, Series A, (General Obligation of University), 5.00%, 8/15/13	258,348

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured), 5.125%, 9/15/11	$282,070
150,000	Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue Refunding, (AMBAC Insured), 4.00%, 10/15/09	151,352
250,000	Pennsylvania State, Refunding, Third Series, 4.00%, 9/1/10	252,643
125,000	Pennsylvania State, Second Series, General Obligation Unlimited, 5.25%, 10/1/10	132,195
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured):
400,000	5.00%, 9/15/11	420,856
500,000	5.25%, 9/15/13	528,255
150,000	5.25%, 9/15/16	158,613
460,000	Philadelphia, PA, General Obligation Unlimited, Series A (XLCA Insured), 5.25%, 2/15/14	488,414
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured), 5.25%, 5/15/09	519,425
250,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured), 5.25%, 11/15/18	262,370
600,000	Pittsburgh, PA, Public Parking Authority Revenue, Series A, (FGIC Insured), 5.00%, 12/1/16	631,356
350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government Guaranteed), 5.00%, 9/1/12	358,834
100,000	Radnor Township, PA, Refunding, General Obligation Unlimited, Series A, 4.00%, 12/15/10	100,631
210,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20%, 1/15/13	225,952
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited, 4.85%, 7/1/11	255,050
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured), 4.50%, 9/1/10	101,768
400,000	Southeastern Pennsylvania Transportation Authority, PA, Special Revenue, (FGIC Insured), 5.45%, 3/1/11	413,136

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$325,000	State Public School Building Authority, PA, School Revenue, Clearfield Career & Technology Center, (XCLA Insured), 4.00%, 9/15/12	$325,497
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100, 5.25%, 2/1/12	266,155
500,000	Swarthmore Boro Authority, PA, College Revenue, 4.50%, 9/15/10	515,530
400,000	University of Pittsburgh, PA, Refunded Series B, (MBIA Insured), 5.50%, 6/1/09	415,172
125,000	Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid Withholding), 5.00%, 5/15/09	126,614
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA State Aid Withholding), 5.375%, 4/1/14	268,513
200,000	Wilkes Barre, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.25%, 4/1/14	202,514
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50%, 5/1/15	268,073
		22,089,418
	TOTAL MUNICIPAL BONDS (Cost $22,114,768)	22,089,418

TOTAL INVESTMENTS (Cost $22,114,768)[1]	97.7%	$22,089,418
OTHER ASSETS IN EXCESS OF LIABILITIES	2.3	524,785
NET ASSETS	100.0%	$22,614,203

*  Percentages indicated are based on net assets.

1  Aggregate cost for federal tax purposes was $22,114,768.

Abbreviations:

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

MBIA — Municipal Bond Investors Assurance

XCLA — XL Capital Assurance, Inc.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
CREDIT QUALITY

On April 30, 2006, credit quality of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	82.7%	$18,687,472
Aa	15.0	3,401,946
TOTAL MUNICIPAL BONDS	97.7%	$22,089,418
TOTAL INVESTMENTS	97.7%	$22,089,418

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — 98.5%
	New Jersey — 80.6%
$100,000	Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured), 5.55%, 2/1/07	$101,457
	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A:
200,000	5.125%, 12/15/11	202,854
150,000	5.125%, 12/15/12	152,082
370,000	Brigantine, NJ, General Obligation Unlimited, (MBIA Insured), 5.00%, 8/15/12	371,262
350,000	Burlington County, NJ, Bridge Commission Revenue, (County Guaranteed), 5.25%, 10/1/13	375,879
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100, 5.125%, 7/15/10	156,228
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured), 5.00%, 7/1/13	122,253
150,000	Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding, (AMBAC Insured), Series B, 5.25%, 1/1/09	155,940
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
150,000	5.625%, 1/15/09	153,985
175,000	6.00%, 1/15/10	183,570
100,000	6.50%, 1/15/11	106,943
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured), 5.00%, 2/1/14	261,800
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 8/15/12	208,856
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 4/1/16	265,427
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured), 5.00%, 3/1/13	247,798
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured), 5.00%, 2/1/09	206,748

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97, 5.20%, 9/15/08	$103,407
145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed), 5.45%, 9/15/11	147,320
	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
250,000	5.00%, 12/1/12	261,772
375,000	5.20%, 12/1/14	395,880
100,000	Monmouth County, NJ, Improvement Authority, Revenue, Series A, (AMBAC Muni Government Guaranteed), 5.25%, 12/1/16	107,369
100,000	Morris County, NJ, General Improvement, General Obligation Unlimited, 4.625%, 8/15/08	101,200
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured), 5.00%, 12/1/13	82,531
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured), 5.00%, 12/1/13	20,556
500,000	New Jersey Building Authority State Building Revenue, 5.00%, 6/15/13	515,495
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured), 5.25%, 3/1/12	321,930
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding, 5.125%, 9/1/14	519,625
250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A, 5.00%, 3/1/10	260,255
250,000	New Jersey Sports & Exposition Authority State Contract, Recreational Facilities Improvements, Series A, 5.00%, 3/1/17	264,897
100,000	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, (FGIC Insured), 5.20%, 10/15/08	103,524

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100, 5.00%, 6/15/16	$212,354
250,000	New Jersey State Educational Facilities Authority, (AMBAC Insured), 5.00%, 7/1/17	263,040
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured),5.00%, 9/1/14	531,605
300,000	New Jersey State Educational Facilities Authority, Revenue, High Education Capital Improvement, Series B, Prefunded to 9/1/10 @100, 5.00%, 9/1/14	314,478
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A, 5.00%, 9/1/16	528,915
100,000	New Jersey State Educational Facilities Authority, Revenue, Institutional Advanced Studies, Series F, 5.00%, 7/1/09	102,920
200,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A, 5.00%, 7/1/09	204,380
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B:
450,000	5.55%, 11/1/09	459,077
250,000	5.75%, 11/1/11	261,658
150,000	New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA Insured), Series P, 5.05%, 4/1/07	151,260
130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, Prerefunded, 6/15/09 @ 100, 5.00%, 6/15/13	134,798
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, 5.75%, 1/1/18	74,316
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100, 5.75%, 1/1/18	192,305

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity, 5.00%, 6/15/11	$264,570
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance, 5.25%, 9/1/13	10,176
800,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, 5.00%, 1/1/12	821,680
325,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, (General Obligation of Authority), 5.125%, 1/1/11	334,230
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured), 5.25%, 6/1/15	213,646
	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured):
250,000	5.15%, 5/1/12	259,090
100,000	5.15%, 5/1/13	103,636
500,000	Ridgewood, NJ, Board of Education, General Obligation Unlimited, 5.20%, 10/1/08	518,170
500,000	Union County, NJ, 5.00%, 3/1/17	521,425
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured), 5.35%, 3/15/10	158,697
		13,115,269
	Pennsylvania — 6.6%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	466,777
565,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100, 5.25%, 7/1/16	609,737
		1,076,514
	Delaware — 6.5%
	Delaware River & Bay Authority, Development Revenue (MBIA Insured):
500,000	5.00%, 1/1/17	527,315
500,000	5.00%, 1/1/19	524,350
		1,051,665

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2006 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — 4.8%
$250,000	Puerto Rico Commonwealth Appropration, Revenue, Series A, (MBIA Insured), (LOC: Government Development Bank for Puerto Rico), Mandatory Put, 2/1/12 @ 100, 4.10%, 8/1/29	$250,535
500,000	Puerto Rico Municipal Finance Agency, 5.25%, 8/1/18	532,900
		783,435
	TOTAL MUNICIPAL BONDS (Cost $15,949,162)	16,026,883

TOTAL INVESTMENTS (Cost $15,949,162)[1]	98.5%	$16,026,883
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	252,254
NET ASSETS	100.0%	$16,279,137

*  Percentages indicated are based on net assets.

1  Aggregate cost for federal tax purposes was $15,949,437.

Abbreviations:

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registrations, normally to qualified institutional buyers. These securities comprise 0.00% of net assets of the Fund.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
CREDIT QUALITY

On April 30, 2006, credit quality of the Portfolio was as follows: (Unaudited)

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	70.4%	$11,458,323
Aa	20.6	3,343,534
A	7.5	1,225,026
TOTAL MUNICIPAL BONDS	98.5%	$16,026,883
TOTAL INVESTMENTS	98.5%	$16,026,883

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As of April 30, 2006, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the "Board"). Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 498 of the Internal Revenue Code, as amended.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

As of October 31, 2005, the tax year end of the Fund, Muni Intermediate Portfolio had available capital loss carryforwards of $2,521 expiring October 31, 2013.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gains	Total Distributable Earnings
Muni Intermediate Portfolio	$64,181	$—	$—	$227,678
New Jersey Muni Portfolio	61,526	—	—	316,201

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

As of October 31, 2005, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
New Jersey Muni Portfolio	$621,450	$14	$129,048

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Advisers, Inc. (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. ("Glenmede Trust"), serves as investment advisor to the Muni Intermediate and New Jersey Muni Portfolios, pursuant to an investment

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board.

Muni Intermediate and New Jersey Muni Portfolios do not pay a management fee for advisory services. Glenmede Trust charges a fee directly to its clients for fiduciary, trust and /or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the clients' assets under management.

The Muni Intermediate and New Jersey Muni Portfolios each pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio's average daily net assets.

Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios and the Glenmede Fund, Inc., a registered investment company. The fee is computed daily and paid monthly. IBT is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund's compliance program. The Fund's Chief Compliance Officer holds the position of Senior Director at IBT.

Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the period ended April 30, 2006, include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

For the period ended April 30, 2006, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$3,482,147	$1,357,903
New Jersey Muni Portfolio	1,893,215	1,566,501

As of April 30, 2006, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$215,348	$240,698	$(25,350)
New Jersey Muni Portfolio	239,045	161,599	77,446

4. Shares of Beneficial Interest

As of April 30, 2006, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios'

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

outstanding shares. The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended 04/30/06		Year Ended 10/31/05
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	242,289	$2,504,898	529,292	$5,555,774
Redeemed	(42,220)	(436,511)	(332,792)	(3,490,058)
Net increase	200,069	$2,068,387	196,500	$2,065,716
New Jersey Muni Portfolio:
Sold	111,001	$1,136,500	167,786	$1,752,700
Issued as reinvestment of dividends	—	—	11,881	121,663
Redeemed	(119,324)	(1,219,381)	(291,933)	(3,045,953)
Net decrease	(8,323)	$(82,881)	(112,266)	$(1,171,590)

5. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies, instrumentalities and authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds' investment advisors and sub-advisor use to vote proxies relating to the Funds' portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

Privacy Notice

The Glenmede Fund, Inc. and The Glenmede Portfolios (each the "Company") are committed to protecting the security and confidentiality of the personal information of our shareholders. We provide you with this notice to inform you about our practices with respect to personal information.

We collect nonpublic personal information about you from the following sources:

•  Information we receive from you on applications or other forms; and

•  Information about your transactions with us or others;

•  Information received from you in written, telephonic or electronic communications with us, or affiliates or others.

We may share all of the nonpublic personal information that we collect (as described above) with our affiliated providers of financial services, such as The Glenmede Trust Company and its affiliated banking and insurance companies, and with companies that perform marketing services on our behalf. We are permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account with us and to government entities.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

We restrict access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

If you have any questions about our privacy policies, please call 1-800-442-8299.

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund's investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

      Not applicable.

Item 3. Audit Committee Financial Expert.

      Not applicable.

Item 4. Principal Accountant Fees and Services.

      Not applicable.

Item 5. Audit Committee of Listed Registrants.

      Not applicable.

Item 6. Schedule of Investments.

      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

      Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

                   There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

                   (a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

                   (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

      (a)(1) Not applicable.

                   (a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

                   (a)(3) Not applicable.

                   (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE PORTFOLIOS

By (Signature and Title)	By: /s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date 7/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By /s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date 7/6/06